UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04417

(Investment Company Act file number)

Shelton Funds

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550

Denver, CO 80202

(Address of principal executive offices) (Zip code)

Stephen C. Rogers
Shelton Funds
1125 17th St, Suite 2250
Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant’s telephone number, including area code)

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023 - August 31, 2024

Item 1. Reports to Stockholders.

(a)

Green California Tax-Free Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Green California Tax-Free Income Fund Investor Class Shares Ticker: CFNTX

This annual shareholder report contains important information about the Green California Tax-Free Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax-Free Income Fund Investor Class	$41	0.80%

What affected the Fund's performance this period?

• Tax-Exempt municipal bonds yields followed US Treasury yields in a fairly volatile year for rates as the market attempted to predict future inflation rates, the speed and timing of the Federal Reserve cutting Federal Funds rates, and whether or not the economy would fall into recession or sustain positive growth.

• Yields on the Bloomberg AAA municipal 10 year rose 77 basis points (bps) during September-October, fell 138 basis points during November-December, rose 83 basis points January-April, and then rallied 78 basis points May-August to end the volatile fiscal year at lower yields.

• California municipal bonds posted strong returns for the fiscal year ending August 31, 2024. Though we saw substantial rate volatility, at fiscal year-end rates were lower across the municipal bond curve driving price appreciation in addition to the coupon income.

• The Green CA Tax-free Income Fund returns trailed the benchmark index due primarily to the Fund having a shorter duration than the benchmark during the period which results in less price appreciation when yields fall.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
Green California Tax-Free Income Fund Investor Class	4.53%	0.31%	1.35%
Bloomberg U.S. Municipal Index	6.09%	1.02%	2.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Green California Tax-Free Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Los Rios Community College District	6.5%
Santa Maria Joint Union High School District	5.7%
San Mateo Foster City Public Financing Authority	5.2%
Milpitas Unified School District	5.1%
California Educational Facilities Authority	4.8%
Foothill-De Anza Community College District	4.8%
California Health Facilities Financing Authority	4.8%
Orange County Water District	4.4%
San Jose Financing Authority	4.3%
San Diego Public Facilities Financing Authority	4.3%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$38,679,715
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$202,836
Portfolio Turnover Rate	19%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

U.S. Government Securities Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 U.S. Government Securities Fund Investor Class Shares Ticker: CAUSX

This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund Investor Class	$39	0.76%

What affected the Fund's performance this period?

• It was a volatile year for US Treasury yields based on changing market sentiments predicting the future inflation rate, the speed and timing of the Federal Reserve FOMC cutting Federal Funds rates, and whether or not the economy would fall into recession or sustain positive growth.

• The first two month of the fiscal year, rates continued a trend toward higher rates, with the 10 year bond starting the year at 4.11% and reaching the year’s high of 4.99% in mid-October. November and December saw a strong rally with the 10 year bond falling to 3.80% in the last week of December. January to April yields once again moved higher, hitting 4.71% in the last week of May. May through August saw yields trend lower, going as low as 3.79% on August 2 and ending the fiscal year at 3.90%

• Anticipating falling interest rates, the fund started the year with slightly longer duration than the Bloomberg US Treasury Index, 6.08 vs 5.95, and moved relatively longer throughout the year to end at 7.23 vs 5.97 for the Index.

• The fund was positioned as a ‘barbell’, with more exposure to the long and short end of the curve which provided a higher current yield than the Index and duration exposure for price appreciation if yields dropped.

• Though the entire yield curve did drop, the belly of the curve at 5 and 7 years dropped significantly more, 55 and 41 basis points respectively versus 12 and 2 basis points respectively on the 20 and 30 year bonds.

• Though the shorter dated bond valuations aren’t as sensitive to interest rate moves as longer dated bonds, the much larger move in the belly of the curve where the fund was underweight led to underperformance of the fund vs the Index.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
U.S. Government Securities Fund Investor Class	4.89%	-0.39%	0.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Bloomberg U.S. Treasury Bond	6.02%	-0.61%	1.17%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

U.S. Government Securities Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 02/15/2025	12.8%
United States Treasury Note/Bond, 03/31/2025	12.6%
United States Treasury Note/Bond, 11/15/2041	9.9%
United States Treasury Note/Bond, 08/15/2044	9.2%
United States Treasury Note/Bond, 05/15/2025	8.0%
United States Treasury Note/Bond, 11/15/2052	6.6%
United States Treasury Note/Bond, 05/15/2041	6.2%
United States Treasury Note/Bond, 03/31/2027	5.7%
United States Treasury Note/Bond, 02/15/2026	5.6%
United States Treasury Note/Bond, 04/30/2026	5.3%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$14,641,487
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$16,220
Portfolio Turnover Rate	21%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

U.S. Government Securities Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 U.S. Government Securities Fund K Class Shares Ticker: CAUKX

This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund K Class	$65	1.27%

What affected the Fund's performance this period?

• It was a volatile year for US Treasury yields based on changing market sentiments predicting the future inflation rate, the speed and timing of the Federal Reserve FOMC cutting Federal Funds rates, and whether or not the economy would fall into recession or sustain positive growth.

• The first two month of the fiscal year, rates continued a trend toward higher rates, with the 10 year bond starting the year at 4.11% and reaching the year’s high of 4.99% in mid-October. November and December saw a strong rally with the 10 year bond falling to 3.80% in the last week of December. January to April yields once again moved higher, hitting 4.71% in the last week of May. May through August saw yields trend lower, going as low as 3.79% on August 2 and ending the fiscal year at 3.90%

• Anticipating falling interest rates, the fund started the year with slightly longer duration than the Bloomberg US Treasury Index, 6.08 vs 5.95, and moved relatively longer throughout the year to end at 7.23 vs 5.97 for the Index.

• The fund was positioned as a ‘barbell’, with more exposure to the long and short end of the curve which provided a higher current yield than the Index and duration exposure for price appreciation if yields dropped.

• Though the entire yield curve did drop, the belly of the curve at 5 and 7 years dropped significantly more, 55 and 41 basis points respectively versus 12 and 2 basis points respectively on the 20 and 30 year bonds.

• Though the shorter dated bond valuations aren’t as sensitive to interest rate moves as longer dated bonds, the much larger move in the belly of the curve where the fund was underweight led to underperformance of the fund vs the Index.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
U.S. Government Securities Fund K Class	4.40%	-0.88%	0.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Bloomberg U.S. Treasury Bond	6.02%	-0.61%	1.17%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

U.S. Government Securities Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 02/15/2025	12.8%
United States Treasury Note/Bond, 03/31/2025	12.6%
United States Treasury Note/Bond, 11/15/2041	9.9%
United States Treasury Note/Bond, 08/15/2044	9.2%
United States Treasury Note/Bond, 05/15/2025	8.0%
United States Treasury Note/Bond, 11/15/2052	6.6%
United States Treasury Note/Bond, 05/15/2041	6.2%
United States Treasury Note/Bond, 03/31/2027	5.7%
United States Treasury Note/Bond, 02/15/2026	5.6%
United States Treasury Note/Bond, 04/30/2026	5.3%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$123,739
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$146
Portfolio Turnover Rate	21%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P 500 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 S&P 500 Index Fund Investor Class Shares Ticker: SPFIX

This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund Investor Class	$22	0.43%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2024, inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P 500 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 38%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 81% for the year. Additionally, the Financials sector was the second largest contributor, returning over 35% for the period, led by the Financial Services industry which returned over 28%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, returned less than 6% for the year. Additionally, the Materials industry, within the Materials sector, returned less than 16%. There was no GICS sector, which in aggregate, detracted from the fund’s total return.

• In terms of specific stock holdings, Nvidia, Microsoft, Apple, and Meta were the top four contributors to the total return of the fund, gaining over 141%, 28%, 22%, and 76% respectively. Conversely, the top four detractors were Tesla, Intel, Pfizer, and Comcast, which lost over 17%, 36%, 13%, and 12% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
S&P 500 Index Fund Investor Class	26.64%	15.45%	12.60%
S&P 500 Index	27.14%	15.91%	12.98%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

S&P 500 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Technology
29.9%
Consumer, Non-cyclical
18.1%
Financial
14.3%
Communications
14.2%
Consumer, Cyclical
8.1%
Industrial
7.4%
Energy
3.6%
Utilities
2.4%
Basic Materials
1.8%
US Treasury Bills
0.2%

Top Ten Holdings	Percentage of Total Investments
Apple Inc	6.9%
Microsoft Corp	6.5%
NVIDIA Corp	6.2%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.4%
Alphabet - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Alphabet - Class C	1.7%
Eli Lilly & Co	1.6%
Broadcom Inc	1.5%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$278,567,357
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid	$618,827
Portfolio Turnover Rate	7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P 500 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 S&P 500 Index Fund K Class Shares Ticker: SPXKX

This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund K Class	$48	0.93%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2024, inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P 500 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 38%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 81% for the year. Additionally, the Financials sector was the second largest contributor, returning over 35% for the period, led by the Financial Services industry which returned over 28%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, returned less than 6% for the year. Additionally, the Materials industry, within the Materials sector, returned less than 16%. There was no GICS sector, which in aggregate, detracted from the fund’s total return.

• In terms of specific stock holdings, Nvidia, Microsoft, Apple, and Meta were the top four contributors to the total return of the fund, gaining over 141%, 28%, 22%, and 76% respectively. Conversely, the top four detractors were Tesla, Intel, Pfizer, and Comcast, which lost over 17%, 36%, 13%, and 12% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
S&P 500 Index Fund K Class	26.02%	14.87%	12.04%
S&P 500 Index	27.14%	15.91%	12.98%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

S&P 500 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Apple Inc	6.9%
Microsoft Corp	6.5%
NVIDIA Corp	6.2%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.4%
Alphabet - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Alphabet - Class C	1.7%
Eli Lilly & Co	1.6%
Broadcom Inc	1.5%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$2,040,212
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid	$5,156
Portfolio Turnover Rate	7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P MidCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 S&P MidCap Index Fund Investor Class Shares Ticker: SPMIX

This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund Investor Class	$33	0.64%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P MidCap 400 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 30%. Within this sector, the Financial Services industry drove most of the returns, gaining over 29% for the year. Additionally, the Industrials sector was the second largest contributor returning over 18% for the period, led by the Capital Goods industry which returned over 20%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, detracted from performance with a loss of less than 1% for the year. Additionally, the Communication Services Sector also detracted from performance with a loss of less than 1% for the year, led by the Media & Entertainment industry, which lost over 1%.

• In terms of specific stock holdings, Super Micro Computer, Vistra Corp, Deckers Outdoor, and GoDaddy were the top four contributors to the total return of the fund, gaining over 231%, 166%, 71%, and 84% respectively. Conversely, the top four detractors were Lattice Semiconductor, New York Community Bancorp, Five Below, and Wolfspeed which lost over 51%, 69%, 56%, and 79% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
S&P MidCap Index Fund Investor Class	17.73%	11.75%	9.33%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P MidCap 400 Index	18.75%	12.19%	9.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

S&P MidCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Financial
23.8%
Industrial
22.5%
Consumer, Non-cyclical
16.9%
Consumer, Cyclical
15.4%
Technology
8.0%
Energy
5.0%
Basic Materials
4.0%
Utilities
2.6%
Communications
1.3%
US Treasury Bills
0.5%

Top Ten Holdings	Percentage of Total Investments
Illumina Inc	0.7%
Carlisle Cos Inc	0.7%
Lennox International Inc	0.7%
EMCOR Group Inc	0.6%
Avantor Inc	0.6%
Williams-Sonoma Inc	0.6%
BioMarin Pharmaceutical Inc	0.6%
Burlington Stores Inc	0.6%
Reliance Inc	0.6%
Manhattan Associates Inc	0.6%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$111,341,238
Total Number of Portfolio Holdings	397
Total Advisory Fees Paid	$424,939
Portfolio Turnover Rate	19%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P MidCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 S&P MidCap Index Fund K Class Shares Ticker: MIDKX

This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund K Class	$59	1.14%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P MidCap 400 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 30%. Within this sector, the Financial Services industry drove most of the returns, gaining over 29% for the year. Additionally, the Industrials sector was the second largest contributor returning over 18% for the period, led by the Capital Goods industry which returned over 20%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, detracted from performance with a loss of less than 1% for the year. Additionally, the Communication Services Sector also detracted from performance with a loss of less than 1% for the year, led by the Media & Entertainment industry, which lost over 1%.

• In terms of specific stock holdings, Super Micro Computer, Vistra Corp, Deckers Outdoor, and GoDaddy were the top four contributors to the total return of the fund, gaining over 231%, 166%, 71%, and 84% respectively. Conversely, the top four detractors were Lattice Semiconductor, New York Community Bancorp, Five Below, and Wolfspeed which lost over 51%, 69%, 56%, and 79% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
S&P MidCap Index Fund K Class	17.19%	10.91%	8.66%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P MidCap 400 Index	18.75%	12.19%	9.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

S&P MidCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Illumina Inc	0.7%
Carlisle Cos Inc	0.7%
Lennox International Inc	0.7%
EMCOR Group Inc	0.6%
Avantor Inc	0.6%
Williams-Sonoma Inc	0.6%
BioMarin Pharmaceutical Inc	0.6%
Burlington Stores Inc	0.6%
Reliance Inc	0.6%
Manhattan Associates Inc	0.6%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$512,773
Total Number of Portfolio Holdings	397
Total Advisory Fees Paid	$2,243
Portfolio Turnover Rate	19%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Equity Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Shelton Equity Income Fund Investor Class Shares Ticker: EQTIX

This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund Investor Class	$35	0.67%

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from top performers like NVIDIA (NVDA), AbbVie (ABBV), and Amazon (AMZN) positively impacted the Fund's overall performance, as these stocks demonstrated substantial price appreciation.

• Use of Covered Call Strategy: The Fund's strategy of writing covered calls on high-quality equities, such as Apple (AAPL) and Microsoft (MSFT), generated premium cash flow that helped mitigate volatility and enhance overall returns, especially during periods of market fluctuation.

• Sector Weighting Adjustments: The Fund's strategic sector allocations—particularly in technology, healthcare, and consumer discretionary—aligned well with market trends, contributing to performance compared to the CBOE S&P 500 BuyWrite Index (BXM).

• Market Dynamics and Economic Factors: Macro factors, including rising interest rates and inflation concerns, affected investor sentiment. The Fund's focus on equities with robust fundamentals and free cash flow allowed it to perform well amid economic uncertainty.

• Diversification Across Strong Companies: The Fund's diversified holdings, including high-growth companies like Broadcom (AVGO) and Intuit (INTU), reduced risk and contributed positively to performance, contrasting with the underperformance of other positions like PayPal (PYPL) and Disney (DIS).

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
Shelton Equity Income Fund Investor Class	20.53%	11.98%	8.84%
S&P 500 Index	27.14%	15.91%	12.98%
CBOE S&P 500 BuyWrite Monthly Index	13.55%	6.42%	5.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Technology
20.9%
Consumer, Non-cyclical
18.3%
Communications
15.7%
Financial
13.2%
Consumer, Cyclical
8.7%
Industrial
8.0%
US Treasury Bills
7.1%
Energy
3.5%
Utilities
2.3%
Basic Materials
2.3%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	7.1%
NVIDIA Corp	3.0%
Apple Inc	2.2%
Netflix Inc	2.0%
Alphabet Inc - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Amazon.com Inc	1.8%
Microsoft Corp	1.7%
Meta Platforms Inc	1.7%
UnitedHealth Group Inc	1.6%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$747,348,499
Total Number of Portfolio Holdings	306
Total Advisory Fees Paid	$3,041,201
Portfolio Turnover Rate	74%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Equity Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Shelton Equity Income Fund K Class Shares Ticker: EQTKX

This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund K Class	$61	1.19%

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from top performers like NVIDIA (NVDA), AbbVie (ABBV), and Amazon (AMZN) positively impacted the Fund's overall performance, as these stocks demonstrated substantial price appreciation.

• Use of Covered Call Strategy: The Fund's strategy of writing covered calls on high-quality equities, such as Apple (AAPL) and Microsoft (MSFT), generated premium cash flow that helped mitigate volatility and enhance overall returns, especially during periods of market fluctuation.

• Sector Weighting Adjustments: The Fund's strategic sector allocations—particularly in technology, healthcare, and consumer discretionary—aligned well with market trends, contributing to performance compared to the CBOE S&P 500 BuyWrite Index (BXM).

• Market Dynamics and Economic Factors: Macro factors, including rising interest rates and inflation concerns, affected investor sentiment. The Fund's focus on equities with robust fundamentals and free cash flow allowed it to perform well amid economic uncertainty.

• Diversification Across Strong Companies: The Fund's diversified holdings, including high-growth companies like Broadcom (AVGO) and Intuit (INTU), reduced risk and contributed positively to performance, contrasting with the underperformance of other positions like PayPal (PYPL) and Disney (DIS).

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
Shelton Equity Income Fund K Class	19.97%	11.41%	8.30%
S&P 500 Index	27.14%	15.91%	12.98%
CBOE S&P 500 BuyWrite Monthly Index	13.55%	6.42%	5.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	7.1%
NVIDIA Corp	3.0%
Apple Inc	2.2%
Netflix Inc	2.0%
Alphabet Inc - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Amazon.com Inc	1.8%
Microsoft Corp	1.7%
Meta Platforms Inc	1.7%
UnitedHealth Group Inc	1.6%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$154,415
Total Number of Portfolio Holdings	306
Total Advisory Fees Paid	$1,539
Portfolio Turnover Rate	74%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P SmallCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 S&P SmallCap Index Fund Investor Class Shares Ticker: SMCIX

This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund Investor Class	$45	0.88%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P SmallCap 600 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 32%. Within this sector, the Banks industry drove most of the returns, gaining over 34% for the year. Additionally, the Industrials sector was the second largest contributor returning over 27% for the period, led by the Capital Goods industry which returned over 32%.

• Contrarily, the GICS Information Technology sector detracted the most to the fund’s total return, losing less than 1% for the year. Within the sector, the Semiconductors & Semiconductor Equipment industry decreased the most with a loss of more than 12%. Additionally, the Energy industry within the Energy sector lost more than 2% for the period.

• In terms of specific stock holdings, Abercrombie & Fitch, Carpenter Technology, SPX Technologies, and Mueller Industries were the top four contributors to the total return of the fund, gaining over 183%, 133%, 106%, and 90% respectively. Conversely, the top four detractors were SolarEdge Technologies, Axcelis Technologies, DoubleVerify Holdings, and Extreme Networks which lost over 74%, 43%, 41%, and 42% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
S&P SmallCap Index Fund Investor Class	16.58%	10.52%	9.02%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P SmallCap 600 Index	17.31%	10.74%	9.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

S&P SmallCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Financial
27.4%
Consumer, Non-cyclical
17.9%
Industrial
16.5%
Consumer, Cyclical
15.5%
Technology
6.9%
Energy
5.2%
Basic Materials
4.3%
Communications
3.8%
Utilities
1.9%
US Treasury Bills
0.6%

Top Ten Holdings	Percentage of Total Investments
Fabrinet	0.7%
The Ensign Group Inc	0.6%
Mueller Industries Inc	0.6%
ATI Inc	0.6%
Comerica Inc	0.6%
SPX Technologies Inc	0.6%
SPS Commerce Inc	0.6%
Meritage Homes Corp	0.5%
United States Treasury Bill	0.5%
Carpenter Technology Corp	0.5%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$54,222,940
Total Number of Portfolio Holdings	577
Total Advisory Fees Paid	$248,733
Portfolio Turnover Rate	26%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P SmallCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 S&P SmallCap Index Fund K Class Shares Ticker: SMLKX

This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund K Class	$73	1.41%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P SmallCap 600 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 32%. Within this sector, the Banks industry drove most of the returns, gaining over 34% for the year. Additionally, the Industrials sector was the second largest contributor returning over 27% for the period, led by the Capital Goods industry which returned over 32%.

• Contrarily, the GICS Information Technology sector detracted the most to the fund’s total return, losing less than 1% for the year. Within the sector, the Semiconductors & Semiconductor Equipment industry decreased the most with a loss of more than 12%. Additionally, the Energy industry within the Energy sector lost more than 2% for the period.

• In terms of specific stock holdings, Abercrombie & Fitch, Carpenter Technology, SPX Technologies, and Mueller Industries were the top four contributors to the total return of the fund, gaining over 183%, 133%, 106%, and 90% respectively. Conversely, the top four detractors were SolarEdge Technologies, Axcelis Technologies, DoubleVerify Holdings, and Extreme Networks which lost over 74%, 73%, 41%, and 42% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
S&P SmallCap Index Fund K Class	16.02%	9.96%	8.48%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P SmallCap 600 Index	17.31%	10.74%	9.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

S&P SmallCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Fabrinet	0.7%
The Ensign Group Inc	0.6%
Mueller Industries Inc	0.6%
ATI Inc	0.6%
Comerica Inc	0.6%
SPX Technologies Inc	0.6%
SPS Commerce Inc	0.6%
Meritage Homes Corp	0.5%
United States Treasury Bill	0.5%
Carpenter Technology Corp	0.5%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$740,339
Total Number of Portfolio Holdings	577
Total Advisory Fees Paid	$5,179
Portfolio Turnover Rate	26%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Nasdaq-100 Index Fund Investor Class Shares Ticker: NASDX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund Investor Class	$26	0.51%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the Nasdaq-100 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 58% for the year. Additionally, the Communication Services sector was the second largest contributor, returning over 33% for the period, led by the Media & Entertainment industry which returned over 32%.

• Contrarily, the GICS Real Estate sector, for which the only industry exposure was in the Real Estate management & Development industry, was the only sector that detracted from the fund’s performance with a loss of more than 5% for the year. Additionally, the Materials industry within the Materials sector contributed the least to the fund’s performance with a gain of less than 3%.

• In terms of specific stock holdings, Nvidia, Meta, Broadcom, and Microsoft were the top four contributors to the total return of the fund, gaining over 141%, 76%, 79%, and 28% respectively. Conversely, the top four detractors were Tesla, Intel, Comcast, and Cisco, which lost over 17%, 36%, 12%, and 9% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
Nasdaq-100 Index Fund Investor Class	26.82%	21.23%	17.44%
S&P 500 Index	27.14%	15.91%	12.98%
Nasdaq-100 Index	27.30%	21.54%	18.14%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Nasdaq-100 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Technology
49.1%
Communications
24.9%
Consumer, Non-cyclical
11.8%
Consumer, Cyclical
8.5%
Industrial
1.6%
Basic Materials
1.5%
Utilities
1.2%
US Treasury Bills
0.7%
Energy
0.5%
Financial
0.2%

Top Ten Holdings	Percentage of Total Investments
Apple Inc	9.1%
Microsoft Corp	8.1%
NVIDIA Corp	7.6%
Broadcom Inc	5.1%
Amazon.com Inc	4.8%
Meta Platforms Inc	4.7%
Tesla Inc	2.7%
Costco Wholesale Corp	2.7%
Alphabet Inc – Class A	2.5%
Alphabet Inc – Class C	2.4%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$1,745,142,258
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$1,912,889
Portfolio Turnover Rate	11%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Nasdaq-100 Index Fund K Class Shares Ticker: NDXKX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund K Class	$42	0.81%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the Nasdaq-100 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 58% for the year. Additionally, the Communication Services sector was the second largest contributor, returning over 33% for the period, led by the Media & Entertainment industry which returned over 32%.

• Contrarily, the GICS Real Estate sector, for which the only industry exposure was in the Real Estate management & Development industry, was the only sector that detracted from the fund’s performance with a loss of more than 5% for the year. Additionally, the Materials industry within the Materials sector contributed the least to the fund’s performance with a gain of less than 3%.

• In terms of specific stock holdings, Nvidia, Meta, Broadcom, and Microsoft were the top four contributors to the total return of the fund, gaining over 141%, 76%, 79%, and 28% respectively. Conversely, the top four detractors were Tesla, Intel, Comcast, and Cisco, which lost over 17%, 36%, 12%, and 9% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 years	5 years	10 years
Nasdaq-100 Index Fund K Class	26.41%	20.68%	16.89%
S&P 500 Index	27.14%	15.91%	12.98%
Nasdaq-100 Index	27.30%	21.54%	18.14%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Nasdaq-100 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Apple Inc	9.1%
Microsoft Corp	8.1%
NVIDIA Corp	7.6%
Broadcom Inc	5.1%
Amazon.com Inc	4.8%
Meta Platforms Inc	4.7%
Tesla Inc	2.7%
Costco Wholesale Corp	2.7%
Alphabet Inc – Class A	2.5%
Alphabet Inc – Class C	2.4%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$36,320,871
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$58,354
Portfolio Turnover Rate	11%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Nasdaq-100 Index Fund Institutional Class Shares Ticker: NQQQX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund Institutional Class	$14	0.27%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the Nasdaq-100 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 58% for the year. Additionally, the Communication Services sector was the second largest contributor, returning over 33% for the period, led by the Media & Entertainment industry which returned over 32%.

• Contrarily, the GICS Real Estate sector, for which the only industry exposure was in the Real Estate management & Development industry, was the only sector that detracted from the fund’s performance with a loss of more than 5% for the year. Additionally, the Materials industry within the Materials sector contributed the least to the fund’s performance with a gain of less than 3%.

• In terms of specific stock holdings, Nvidia, Meta, Broadcom, and Microsoft were the top four contributors to the total return of the fund, gaining over 141%, 76%, 79%, and 28% respectively. Conversely, the top four detractors were Tesla, Intel, Comcast, and Cisco, which lost over 17%, 36%, 12%, and 9% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

Annual Performance

	1 year	Since Inception (3/7/22)
Nasdaq-100 Index Fund Institutional Class	27.14%	17.42%
S&P 500 Index	27.14%	13.06%
Nasdaq-100 Index	27.30%	17.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Nasdaq-100 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Apple Inc	9.1%
Microsoft Corp	8.1%
NVIDIA Corp	7.6%
Broadcom Inc	5.1%
Amazon.com Inc	4.8%
Meta Platforms Inc	4.7%
Tesla Inc	2.7%
Costco Wholesale Corp	2.7%
Alphabet Inc – Class A	2.5%
Alphabet Inc – Class C	2.4%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$37,076,086
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$23,919
Portfolio Turnover Rate	11%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Sustainable Equity Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Shelton Sustainable Equity Fund Investor Class Shares Ticker: NEXTX

This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund Investor Class	$64	1.25%

What affected the Fund's performance this period?

Mid-cap stock performed well over the time period, delivering an 18.7% return, largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during this time period, resulting in a low return of 2.75% in NEXTX largely attributed to high interest rates and regulatory uncertainty with the 2024 election.

Focusing on industrials and utilities, the hype around data centers and the energy demand required has not yet materialized in corporate earnings and stock prices, resulting in fund under performance relative the MSCI ACWI benchmark.

Other sectors are also innovating in the field of sustainability, such as consumer products having more recycled content, water and environmental services and climate action.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Annual Performance

	1 year	5 years	10 years
Shelton Sustainable Equity Fund Investor Class	2.75%	13.45%	8.59%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P MidCap 400 Index	18.75%	12.19%	9.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Sustainable Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Industrial
43.5%
Consumer, Non-cyclical
16.3%
Energy
10.8%
Consumer, Cyclical
9.3%
Utilities
5.8%
Basic Materials
5.8%
Financial
5.4%
US Treasury Bills
2.7%
Technology
0.4%

Top Ten Holdings	Percentage of Total Investments
HA Sustainable Infrastructure Capital Inc	5.4%
Clean Harbors Inc	4.8%
Johnson Controls International plc	4.5%
Ormat Technologies Inc	4.4%
Bunge Global SA	4.0%
Aramark	3.9%
Darling Ingredients Inc	3.7%
Xylem Inc	3.6%
Teledyne Technologies Inc	3.6%
Enphase Energy Inc	3.5%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$104,186,777
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$970,792
Portfolio Turnover Rate	26%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Sustainable Equity Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Shelton Sustainable Equity Fund Institutional Class Shares Ticker: NEXIX

This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund Institutional Class	$52	1.00%

What affected the Fund's performance this period?

Mid-cap stock performed well over the time period, delivering an 18.7% return, largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during this time period, resulting in a low return of 2.75% in NEXTX largely attributed to high interest rates and regulatory uncertainty with the 2024 election.

Focusing on industrials and utilities, the hype around data centers and the energy demand required has not yet materialized in corporate earnings and stock prices, resulting in fund under performance relative the S&P 1500 Index benchmark.

Other sectors are also innovating in the field of sustainability, such as consumer products having more recycled content, water and environmental services and climate action.

Cumulative Performance

(based on a hypothetical $500,000 investment)

Annual Performance

	1 year	Since Inception (10/10/22)
Shelton Sustainable Equity Fund Institutional Class	3.01%	5.75%
S&P 1500 Index	26.42%	19.75%
S&P MidCap 400 Index	18.75%	4.55%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Sustainable Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
HA Sustainable Infrastructure Capital Inc	5.4%
Clean Harbors Inc	4.8%
Johnson Controls International plc	4.5%
Ormat Technologies Inc	4.4%
Bunge Global SA	4.0%
Aramark	3.9%
Darling Ingredients Inc	3.7%
Xylem Inc	3.6%
Teledyne Technologies Inc	3.6%
Enphase Energy Inc	3.5%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$9,052,095
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$78,410
Portfolio Turnover Rate	26%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

US Treasury Trust Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 US Treasury Trust Fund Investor Class Shares Ticker: UTSXX

This annual shareholder report contains important information about the US Treasury Trust Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury Trust Fund Investor Class	$46	0.89%

Key Fund Statistics

(as of August 31, 2024 )

Net Assets	$24,463,575
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid	$124,067

What did the Fund invest in?

(% of Total Investments as of August 31, 2024 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 12/19/2024	11.2%
United States Treasury Bill, 09/10/2024	9.8%
United States Treasury Bill, 09/17/2024	9.8%
United States Treasury Bill, 09/24/2024	9.7%
United States Treasury Bill, 10/29/2024	8.1%
United States Treasury Bill, 11/26/2024	7.7%
United States Treasury Bill, 09/05/2024	7.3%
United States Treasury Bill, 10/03/2024	6.9%
United States Treasury Bill, 10/17/2024	6.9%
United States Treasury Bill, 11/12/2024	6.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b)	Not applicable.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)	Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988

Item 3. Audit Committee Financial Expert.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)	The audit committee has determined that no single independent trustee meets the criteria of “audit committee financial expert”, but the collective skills of the committee are sufficient.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $132,125 for the fiscal year ended August 31, 2024 and $132,125 for the fiscal year ended August 31, 2023.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,000 for the fiscal year ended August 31, 2024 and $26,000 for the fiscal year ended August 31, 2023.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;
(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and
(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant ’s investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant’s investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable.

(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2024 and $0 for the fiscal year ended August 31, 2023.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL STATEMENTS

August 31, 2024

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

Table of Contents	August 31, 2024

Portfolio of Investments	2
Statements of Assets & Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	31
Notes to Financial Statements	40
Statement Regarding Basis for Approval of Investment Advisory Contract	48
Report of Independent Registered Public Accounting Firm	50

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments8/31/24

Security Description	Par Value	Value

Municipal Bonds (91.11%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,858,549
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,841,191
CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	346,061	356,084
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	317,948
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,236,585
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	839,710
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	506,660
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 6/01/2047	1,500,000	1,569,116
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,059,541
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	1,050,000	1,069,077
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	159,233
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,857,171
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	664,623
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	504,010
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	629,466
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,503,322
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	2,000,000	1,958,840
PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	228,402
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	598,872
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	586,100
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,645,402
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,363,181
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,184,171
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	689,939
SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,666,352
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	2,008,068
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,173,944
STATE OF CALIFORNIA
State of California, 5.250%, 10/01/2045	500,000	567,749
State of California, 3.000%, 10/01/2028	900,000	900,084
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	333,496

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Continued)8/31/24

Security Description	Par Value	Value
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	$835,000	$971,806
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	1,390,402

Total Municipal Bonds (Cost $35,337,017)		35,239,094

Variable Rate Demand Notes* (8.01%)
Irvine Ranch Water District Water Service Corp, 3.400%, 10/01/2041 *,**,***	800,000	800,000
Los Angeles Department of Water & Power Water System Revenue, 3.650%, 07/01/2045 *,**,***	300,000	300,000
Orange County Water District, 2.050%, 08/01/2042 *,**,***	1,700,000	1,700,000
Regents of the University of California Medical Center Pooled Revenue, 3.850%, 05/15/2045 *,**,***	300,000	300,000
Total Variable Rate Demand Notes (Cost $3,100,000)		3,100,000

Total Investments (Cost $38,437,017) (99.12%)		$38,339,094
Other Net Assets (0.88%)		340,621
Net Assets (100.00%)		$38,679,715

*Stated maturity reflects next reset date, when interest rates are determined.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents who are selected by issuer to set the interest rate for variable rate issues.

***Rate Effective as of August 31, 2024

U.S. Government Securities FundPortfolio of Investments8/31/24

Security Description	Par Value	Value
Government National Mortgage Association (1.69%)
3.500%, 11/20/2044	$88,166	$83,450
5.500%, 01/15/2025	982	980
5.000%, 03/15/2038	74,329	75,896
5.500%, 04/15/2036	47,738	48,617
6.000%, 01/15/2026	18,501	18,602
6.000%, 06/15/2038	21,300	22,233
Total Government National Mortgage Association (Cost $253,285)		249,778

United States Treasury Bonds (45.75%)
2.000%, 11/15/2041	2,000,000	1,447,031
2.250%, 05/15/2041	1,200,000	914,250
2.875%, 08/15/2045	800,000	640,750
3.125%, 05/15/2048	760,000	622,666
3.125%, 08/15/2044	1,600,000	1,344,063
4.000%, 11/15/2052	1,000,000	962,441
6.000%, 02/15/2026	800,000	823,797
Total United States Treasury Bonds (Cost $7,014,070)		6,754,998

United States Treasury Notes (44.13%)
0.625%, 03/31/2027	900,000	829,652
2.000%, 02/15/2025	1,900,000	1,876,195
2.125%, 05/15/2025	1,200,000	1,179,587
2.375%, 04/30/2026	800,000	778,969
3.875%, 03/31/2025	1,860,000	1,851,501
Total United States Treasury Notes (Cost $6,569,722)		6,515,904

United States Treasury Bills (7.73%)
0.000%, 09/26/2024	500,000	498,342
4.625%, 05/15/2054	600,000	643,125
Total United States Treasury Bills (Cost $1,111,532)		1,141,467

Total Investments (Cost $14,948,608)(99.30%)		$14,662,147
Other Net Assets (0.70%)		103,079
Net Assets (100.00%)		$14,765,226

See accompanying notes to financial statements.

The United States Treasury TrustPortfolio of Investments8/31/24

Security Description	Par Value	Value
United States Treasury Bills, DN(a) (100.29%)
09/05/2024	$1,800,000	$1,798,956
09/10/2024	2,400,000	2,396,862
09/17/2024	2,400,000	2,394,418
09/24/2024	2,400,000	2,392,001
10/03/2024	1,700,000	1,692,118
10/10/2024	1,400,000	1,392,082
10/17/2024	1,700,000	1,688,908
10/24/2024	1,000,000	992,343
10/29/2024	2,000,000	1,983,671
11/12/2024	1,600,000	1,583,664
11/21/2024	1,600,000	1,581,701
11/26/2024	1,900,000	1,877,373
12/19/2024	2,800,000	2,759,345
Total United States Treasury Bills, DN (Cost $24,533,442)		24,533,442

Total Investments (Cost $24,533,442) (100.29%)		$24,533,442
Liabilities in Excess of Other Assets (-0.29%)		(69,867)
Net Assets (100.00%)		$24,463,575

(a)Discount Note. Yield to maturity is between 2.65% - 5.04%.

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments8/31/24

Security Description	Shares	Value

PulteGroup Inc	1,275	$167,854
Ralph Lauren Corp	230	39,390
Ross Stores Inc	2,003	301,672
Royal Caribbean Cruises Ltd*	1,236	203,470
Southwest Airlines Co#	3,416	98,791
Starbucks Corp	6,761	639,388
Tapestry Inc	1,454	59,570
Target Corp	2,731	419,536
Tesla Inc*	16,366	3,504,124
The TJX Cos Inc	6,770	793,918
Tractor Supply Co	639	170,964
Ulta Beauty Inc*	291	102,676
United Airlines Holdings Inc*	1,732	76,277
Walgreens Boots Alliance Inc	4,694	43,420
Walmart Inc	25,323	1,955,695
WW Grainger Inc	261	257,064
Wynn Resorts Ltd	526	40,439
Yum! Brands Inc	1,658	223,697
Total Consumer, Cyclical		22,599,250

Consumer, Non-Cyclical (18.04%)
Abbott Laboratories	10,269	1,163,170
AbbVie Inc	10,447	2,050,851
Agilent Technologies Inc	1,731	247,395
Align Technology Inc*	421	99,870
Altria Group Inc	10,126	544,475
Amgen Inc	3,166	1,056,906
Archer-Daniels-Midland Co	2,915	177,786
Automatic Data Processing Inc	2,433	671,289
Avery Dennison Corp	514	114,031
Baxter International Inc	3,172	120,346
Becton Dickinson & Co	1,716	415,976
Biogen Inc*	857	175,479
Bio-Rad Laboratories Inc*	147	49,586
Bio-Techne Corp	984	72,806
Boston Scientific Corp*	8,664	708,629
Bristol-Myers Squibb Co	12,040	601,398
Brown-Forman Corp#	1,153	52,565
Bunge Global SA	859	87,085
Campbell Soup Co	1,162	57,775
Cardinal Health Inc	1,458	164,346
Catalent Inc*	1,096	66,812
Cencora Inc	952	228,071
Centene Corp*	3,161	249,182
Charles River Laboratories International Inc*	322	63,676
Church & Dwight Co Inc	1,441	146,809
The Cigna Group	1,674	605,670
Cintas Corp	512	412,221
The Clorox Co	779	123,323
The Coca-Cola Co	22,858	1,656,519
Colgate-Palmolive Co#	4,872	518,868
Conagra Brands Inc	3,029	94,505
Constellation Brands Inc	956	230,119

Security Description	Shares	Value

Omnicom Group Inc#	1,171	$117,604
Palo Alto Networks Inc*	1,869	677,924
Paramount Global#	3,111	32,572
T-Mobile US Inc	3,011	598,346
Uber Technologies Inc*	12,177	890,504
VeriSign Inc*	525	96,548
Verizon Communications Inc	24,878	1,039,403
The Walt Disney Co	10,839	979,629
Warner Bros Discovery Inc*,#	13,955	109,407
Total Communications		39,802,683

Consumer, Cyclical (8.05%)
American Airlines Group Inc*,#	3,057	32,465
Aptiv PLC*	1,715	122,674
AutoZone Inc*	104	330,874
Bath & Body Works Inc	1,525	46,909
Best Buy Co Inc	1,135	113,954
BorgWarner Inc	1,412	48,107
Caesars Entertainment Inc*	945	35,570
CarMax Inc*,#	1,034	87,425
Carnival Corp*	5,174	85,371
Chipotle Mexican Grill Inc*	8,100	454,248
Copart Inc*,#	5,170	273,803
Costco Wholesale Corp	2,619	2,337,143
Cummins Inc	838	262,168
Darden Restaurants Inc#	749	118,454
Deckers Outdoor Corp*	151	144,853
Delta Air Lines Inc#	3,807	161,759
Dollar General Corp	1,298	107,695
Dollar Tree Inc*	1,280	108,147
Domino’s Pizza Inc	205	84,913
DR Horton Inc	1,783	336,559
Fastenal Co	3,381	230,855
Ford Motor Co	23,268	260,369
General Motors Co	6,760	336,513
Genuine Parts Co	821	117,616
Hasbro Inc	771	52,551
Hilton Worldwide Holdings Inc	1,517	333,194
The Home Depot Inc	5,842	2,152,777
Las Vegas Sands Corp	2,145	83,634
Lennar Corp	1,480	269,449
Live Nation Entertainment Inc*,#	839	81,945
LKQ Corp	1,642	68,291
Lowe’s Cos Inc	3,415	848,628
Lululemon Athletica Inc*	697	180,851
Marriott International Inc	1,459	342,413
McDonald’s Corp	4,248	1,226,228
MGM Resorts International*,#	1,617	60,783
NIKE Inc#	7,142	595,071
Norwegian Cruise Line Holdings Ltd*	1,599	28,606
NVR Inc*	18	165,104
O’Reilly Automotive Inc*	350	395,490
PACCAR Inc	3,095	297,677
Pool Corp#	228	80,169

Security Description	Shares	Value

Common Stock (99.66%)

Basic Materials (1.80%)
Air Products and Chemicals Inc	1,314	$366,409
Albemarle Corp#	729	65,792
Celanese Corp	614	80,188
CF Industries Holdings Inc	1,130	93,892
Dow Inc	4,150	222,357
DuPont de Nemours Inc	2,544	214,332
Eastman Chemical Co	701	71,761
Ecolab Inc	1,501	380,023
FMC Corp	795	51,341
Freeport-McMoRan Inc	8,485	375,716
International Flavors & Fragrances Inc	1,613	167,736
International Paper Co#	2,047	99,116
Linde PLC	2,834	1,355,361
LyondellBasell Industries NV	1,516	149,629
The Mosaic Co	2,068	59,083
Newmont Corp	5,010	267,484
Nucor Corp	1,454	220,877
PPG Industries Inc	1,395	180,973
The Sherwin-Williams Co	1,393	514,532
Steel Dynamics Inc	900	107,559
Total Basic Materials		5,044,161

Communications (14.18%)
Airbnb Inc*	2,571	301,604
Alphabet Inc - Class A	34,631	5,658,013
Alphabet Inc - Class C	28,811	4,756,984
Amazon.com Inc*,(a)	53,814	9,605,799
Arista Networks Inc*	1,464	517,348
AT&T Inc	42,310	841,969
Booking Holdings Inc	200	781,846
CDW Corp	792	178,707
Charter Communications Inc*,#	591	205,396
Cisco Systems Inc	23,969	1,211,393
Comcast Corp	23,192	917,707
Corning Inc	4,543	190,125
eBay Inc#	3,071	181,496
Etsy Inc*	797	43,907
Expedia Group Inc*	788	109,603
F5 Inc*	353	71,712
FactSet Research Systems Inc	239	101,059
Fox Corp - Class B	913	35,087
Fox Corp - Class A#	1,462	60,483
Gen Digital Inc	3,336	88,271
GoDaddy Inc*	834	139,620
The Interpublic Group of Cos Inc#	2,266	73,894
Juniper Networks Inc	1,886	73,328
Match Group Inc*	1,756	65,341
Meta Platforms Inc(a)	12,920	6,735,325
Motorola Solutions Inc	982	434,083
Netflix Inc*	2,553	1,790,547
News Corp - Class B	910	26,781
News Corp - Class A	2,235	63,318

S&P 500 Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Financial (14.27%)
Aflac Inc#	3,146	$347,193
Alexandria Real Estate Equities Inc	937	112,037
The Allstate Corp	1,548	292,479
American Express Co	3,350	866,478
American International Group Inc	3,912	301,420
American Tower Corp	2,758	617,957
Ameriprise Financial Inc	598	268,765
Aon PLC	1,184	406,964
Arch Capital Group Ltd*	2,278	257,619
Arthur J Gallagher & Co	1,256	367,468
Assurant Inc	341	66,955
AvalonBay Communities Inc	882	199,094
Bank of America Corp	40,113	1,634,605
The Bank of New York Mellon Corp	4,408	300,714
Berkshire Hathaway Inc*,(a)	10,673	5,079,494
BlackRock Inc	827	745,797
Blackstone Inc	4,204	598,481
Brown & Brown Inc	1,483	155,908
BXP Inc	925	69,579
Camden Property Trust	649	81,255
Capital One Financial Corp	2,253	331,033
Cboe Global Markets Inc	624	128,170
CBRE Group Inc*	1,803	207,597
The Charles Schwab Corp	8,791	572,294
Chubb Ltd	2,414	686,011
Cincinnati Financial Corp	941	128,945
Citigroup Inc	11,404	714,347
Citizens Financial Group Inc	2,789	120,066
CME Group Inc	2,130	459,526
CoStar Group Inc*	2,529	195,492
Crown Castle Inc	2,568	287,667
Digital Realty Trust Inc	1,797	272,443
Discover Financial Services	1,479	205,152
Equinix Inc	555	463,070
Equity Residential	2,044	153,055
Essex Property Trust Inc	378	114,077
Everest Group Ltd	280	109,827
Extra Space Storage Inc	844	149,388
Federal Realty Investment Trust	449	51,635
Fifth Third Bancorp	4,030	172,041
Franklin Resources Inc	1,991	40,298
Globe Life Inc	506	53,155
The Goldman Sachs Group Inc	1,901	969,985
The Hartford Financial Services Group Inc	1,779	206,542
Healthpeak Properties Inc	3,020	67,286
Host Hotels & Resorts Inc	4,539	80,340
Huntington Bancshares Inc	7,104	106,347
Intercontinental Exchange Inc	3,387	547,170
Invesco Ltd	2,486	42,486

Security Description	Shares	Value

Quest Diagnostics Inc	665	$104,385
Regeneron Pharmaceuticals Inc*	633	749,909
ResMed Inc#	870	213,167
Revvity Inc	796	97,542
Rollins Inc	693	34,775
S&P Global Inc	1,887	968,484
Solventum Corp*	817	52,378
STERIS PLC#	603	145,383
Stryker Corp	2,000	720,840
Sysco Corp	2,983	232,585
Teleflex Inc	318	77,964
Thermo Fisher Scientific Inc	2,250	1,383,908
Tyson Foods Inc	1,687	108,491
United Rentals Inc	401	297,245
UnitedHealth Group Inc	5,426	3,202,425
Universal Health Services Inc	351	83,527
Verisk Analytics Inc	858	234,080
Vertex Pharmaceuticals Inc*	1,524	755,736
Viatris Inc	4,634	55,979
Waters Corp*	349	120,876
West Pharmaceutical Services Inc	437	137,056
Zimmer Biomet Holdings Inc	1,236	142,709
Zoetis Inc	2,716	498,359
Total Consumer, Non-Cyclical		50,621,379

Energy (3.58%)
APA Corp#	1,815	51,709
Baker Hughes Co	5,905	207,679
Chevron Corp	10,155	1,502,432
ConocoPhillips	6,895	784,582
Coterra Energy Inc	4,451	108,293
Devon Energy Corp	3,875	173,523
Diamondback Energy Inc	1,031	201,158
Enphase Energy Inc*	825	99,858
EOG Resources Inc	3,419	440,436
EQT Corp	2,434	81,563
Exxon Mobil Corp#	26,448	3,119,277
First Solar Inc*	610	138,696
Halliburton Co	5,296	164,653
Hess Corp	1,635	225,728
Kinder Morgan Inc	11,443	246,826
Marathon Oil Corp	3,463	99,215
Marathon Petroleum Corp	2,087	369,649
Occidental Petroleum Corp#	4,002	228,034
ONEOK Inc	2,916	269,322
Phillips 66	2,499	350,635
Schlumberger NV	8,453	371,847
Targa Resources Corp	1,319	193,761
Valero Energy Corp	1,927	282,749
The Williams Cos Inc	7,198	329,452
Total Energy		10,041,077

Security Description	Shares	Value

The Cooper Cos Inc*	1,172	$123,916
Corpay Inc*	427	134,740
Corteva Inc	4,170	238,941
CVS Health Corp	7,600	435,024
Danaher Corp	3,891	1,047,885
DaVita Inc*	318	47,993
Dexcom Inc*	2,286	158,511
Edwards Lifesciences Corp*	3,589	251,086
Elevance Health Inc	1,390	774,077
Eli Lilly & Co	4,718	4,529,374
Equifax Inc	729	223,898
The Estee Lauder Cos Inc	1,427	130,799
GE HealthCare Technologies Inc#	2,309	195,849
General Mills Inc	3,439	248,605
Gilead Sciences Inc	7,373	582,467
Global Payments Inc	1,504	166,959
HCA Healthcare Inc	1,172	463,631
Henry Schein Inc*	871	61,449
The Hershey Co	870	167,962
Hologic Inc*	1,449	117,717
Hormel Foods Corp	1,912	62,236
Humana Inc	728	258,054
IDEXX Laboratories Inc*	491	236,333
Incyte Corp*	937	61,523
Insulet Corp*	427	86,583
Intuitive Surgical Inc*	2,090	1,029,597
IQVIA Holdings Inc*	1,083	272,429
The J M Smucker Co	628	72,019
Johnson & Johnson	14,245	2,362,676
Kellanova	1,661	133,893
Kenvue Inc	10,198	223,846
Keurig Dr Pepper Inc	4,656	170,456
Kimberly-Clark Corp	1,999	289,175
The Kraft Heinz Co	4,282	151,711
The Kroger Co#	4,012	213,479
Labcorp Holdings Inc	502	115,405
Lamb Weston Holdings Inc	955	59,134
MarketAxess Holdings Inc#	260	63,021
McCormick & Co Inc	1,581	126,527
McKesson Corp	766	429,787
Medtronic PLC	7,873	697,390
Merck & Co Inc	14,995	1,776,158
Moderna Inc*	2,052	158,825
Molina Healthcare Inc*	371	129,772
Molson Coors Beverage Co#	1,200	64,764
Mondelez International Inc	8,050	578,071
Monster Beverage Corp*	4,371	206,005
Moody’s Corp	931	454,086
PayPal Holdings Inc*	6,167	446,676
PepsiCo Inc	8,135	1,406,379
Pfizer Inc	33,673	976,854
Philip Morris International Inc	9,186	1,132,542
The Procter & Gamble Co	13,914	2,386,808
Quanta Services Inc	883	242,940

S&P 500 Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

TE Connectivity Ltd	1,839	$282,470
Teledyne Technologies Inc*	279	120,751
Textron Inc	1,159	105,701
Trane Technologies PLC	1,351	488,603
TransDigm Group Inc	326	447,666
Trimble Inc*	1,634	92,631
Union Pacific Corp	3,597	921,156
United Parcel Service Inc	4,279	550,065
Veralto Corp	1,344	151,106
Vulcan Materials Co	786	192,735
Waste Management Inc	2,168	459,703
Westinghouse Air Brake Technologies Corp	1,060	179,744
Xylem Inc	1,143	157,197
Total Industrial		20,779,482

Technology (29.90%)
Accenture PLC	3,713	1,269,660
Adobe Inc*	2,641	1,517,017
Advanced Micro Devices Inc*	9,499	1,411,171
Akamai Technologies Inc*,#	892	90,841
Analog Devices Inc	2,934	689,021
ANSYS Inc*	513	164,888
Apple Inc(a)	84,982	19,460,879
Applied Materials Inc	4,955	977,423
Autodesk Inc*	1,264	326,618
Broadcom Inc	25,682	4,181,543
Broadridge Financial Solutions Inc	696	148,151
Cadence Design Systems Inc*	1,627	437,549
Cognizant Technology Solutions Corp	2,967	230,744
Crowdstrike Holdings Inc*	1,366	378,764
Dayforce Inc*,#	855	48,880
Electronic Arts Inc	1,448	219,835
EPAM Systems Inc*	359	72,073
Fair Isaac Corp*	146	252,619
Fidelity National Information Services Inc	3,279	270,354
Fiserv Inc*	3,449	602,195
Fortinet Inc*	3,771	289,273
Gartner Inc*,#	461	226,794
Hewlett Packard Enterprise Co	7,591	147,038
HP Inc	5,146	186,182
Intel Corp	24,514	540,289
International Business Machines Corp	5,403	1,092,108
Intuit Inc	1,650	1,039,929
Jack Henry & Associates Inc	460	79,594
KLA Corp	793	649,808
Lam Research Corp	779	639,567
Leidos Holdings Inc	797	126,332
Microchip Technology Inc	3,286	269,978
Micron Technology Inc	6,497	625,271
Microsoft Corp(a)	43,819	18,278,651

Security Description	Shares	Value

The Boeing Co*	3,365	$584,635
Builders FirstSource Inc*	730	127,020
Carrier Global Corp	4,965	361,353
Caterpillar Inc#	2,897	1,031,622
CH Robinson Worldwide Inc	690	71,422
CSX Corp	11,525	394,962
Deere & Co	1,526	588,639
Dover Corp#	827	153,847
Eaton Corp PLC	2,382	731,107
Emerson Electric Co	3,373	355,480
Expeditors International of Washington Inc	860	106,133
FedEx Corp	1,368	408,717
Fortive Corp	2,032	151,181
Garmin Ltd#	905	165,877
GE Aerospace	6,440	1,124,553
GE Vernova Inc*	1,610	323,610
Generac Holdings Inc*	285	44,611
General Dynamics Corp	1,340	401,142
Honeywell International Inc	3,839	798,166
Howmet Aerospace Inc	2,286	220,965
Hubbell Inc#	317	126,775
Huntington Ingalls Industries Inc	235	66,451
IDEX Corp	447	92,297
Illinois Tool Works Inc	1,620	410,152
Ingersoll Rand Inc	2,395	219,023
Jabil Inc	757	82,725
Jacobs Solutions Inc	745	112,406
JB Hunt Transport Services Inc	529	91,623
Johnson Controls International plc	3,971	289,287
Keysight Technologies Inc*	1,050	161,826
L3Harris Technologies Inc	1,121	265,307
Lockheed Martin Corp	1,259	715,238
Martin Marietta Materials Inc	365	194,968
Masco Corp#	1,328	105,656
Mettler-Toledo International Inc*	128	184,202
Mohawk Industries Inc*	390	60,505
Nordson Corp	343	88,000
Norfolk Southern Corp	1,338	342,742
Northrop Grumman Corp	838	438,450
Old Dominion Freight Line Inc	1,058	203,982
Otis Worldwide Corp	2,421	229,245
Packaging Corp of America	530	111,056
Parker-Hannifin Corp	760	456,152
Pentair PLC	978	86,739
Republic Services Inc	1,210	251,934
Rockwell Automation Inc	678	184,436
RTX Corp	7,877	971,549
Smurfit WestRock PLC	1,715	81,325
Snap-on Inc	312	88,527
Stanley Black & Decker Inc#	953	97,549

Security Description	Shares	Value

Invitation Homes Inc	3,404	$125,403
Iron Mountain Inc	1,369	155,053
JPMorgan Chase & Co	16,930	3,805,864
KeyCorp	6,069	103,537
Kimco Realty Corp	2,994	69,640
KKR & Co Inc	3,943	488,025
Loews Corp	1,083	88,741
M&T Bank Corp	1,042	179,339
Marsh & McLennan Cos Inc	2,917	663,647
Mastercard Inc	4,840	2,339,366
MetLife Inc	3,679	285,049
Mid-America Apartment Communities Inc	732	118,855
Morgan Stanley	7,377	764,331
Nasdaq Inc	2,014	145,169
Northern Trust Corp	1,225	111,732
The PNC Financial Services Group Inc	2,357	436,257
Principal Financial Group Inc	1,297	105,602
The Progressive Corp	3,462	873,116
Prologis Inc	5,467	698,792
Prudential Financial Inc	2,136	258,798
Public Storage	964	331,346
Raymond James Financial Inc	1,112	132,962
Realty Income Corp	3,496	217,137
Regency Centers Corp	1,109	80,613
Regions Financial Corp	5,503	128,880
SBA Communications Corp	680	154,129
Simon Property Group Inc	1,930	322,986
State Street Corp	1,826	159,045
Synchrony Financial	2,448	123,036
T Rowe Price Group Inc	1,322	140,185
The Travelers Cos Inc	1,351	308,123
Truist Financial Corp	7,892	350,878
UDR Inc	1,770	78,783
US Bancorp	8,502	401,549
Ventas Inc	2,564	159,250
VICI Properties Inc	6,079	203,525
Visa Inc	9,280	2,564,714
W R Berkley Corp	1,786	106,624
Wells Fargo & Co	20,656	1,207,756
Welltower Inc	2,792	336,939
Weyerhaeuser Co	4,319	131,686
Willis Towers Watson PLC	611	178,479
Total Financial		40,040,648

Industrial (7.41%)
3M Co	3,268	440,167
A O Smith Corp	726	60,781
Allegion plc	601	83,443
Amcor PLC	9,487	108,531
AMETEK Inc	1,365	233,483
Amphenol Corp	7,080	477,546
Axon Enterprise Inc*	416	151,828
Ball Corp	1,865	119,006

S&P 500 Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Common Stock (99.39%)

Basic Materials (4.04%)
Alcoa Corp	9,686	$310,921
Arcadium Lithium PLC*	43,396	117,603
Ashland Inc	1,981	177,300
Avient Corp	3,657	179,668
Axalta Coating Systems Ltd*	8,846	322,879
Cabot Corp	2,184	229,560
The Chemours Co	5,886	114,424
Cleveland-Cliffs Inc*	19,158	250,203
Commercial Metals Co	4,574	245,121
MP Materials Corp*	5,921	76,381
NewMarket Corp	274	157,213
Olin Corp	4,770	208,306
Reliance Inc(a)	2,254	646,109
Royal Gold Inc	2,598	364,162
RPM International Inc	5,097	592,526
United States Steel Corp	8,845	335,314

Security Description	Shares	Value

Xcel Energy Inc	3,432	$210,141
Total Utilities		6,821,925

Total Common Stock (Cost $80,398,351)		279,656,584
United States Treasury Bills (0.21%)
United States Treasury Bill(a)(Cost $598,426)	600,000	598,605

Collateral Received for Securities on Loan (3.76%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.50% (Cost $10,546,365)		10,546,365

Total Investments (Cost $91,543,142)(103.63%)		$290,801,554
Liabilities in Excess of Other Assets (-3.63%)		(10,193,985)
Net Assets (100.00%)		$280,607,569

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2024.

(a)A portion of these securities, a total of $21,521,648, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2024:
Contracts - $50 times premium / delivery month / commitment / exchange
S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / SEP 2024 / Long / CME	$816,563	$849,150	$32,588

Security Description	Shares	Value

Alliant Energy Corp	1,583	$92,241
Ameren Corp	1,682	138,782
American Electric Power Co Inc	3,107	311,570
American Water Works Co Inc	1,183	169,311
Atmos Energy Corp#	820	107,207
CenterPoint Energy Inc	2,979	81,327
CMS Energy Corp	1,870	126,898
Consolidated Edison Inc	2,042	207,386
Constellation Energy Corp	1,889	371,566
Dominion Energy Inc	5,130	286,767
DTE Energy Co	1,258	157,275
Duke Energy Corp	4,560	519,612
Edison International	2,268	197,384
Entergy Corp	1,304	157,380
Evergy Inc	1,355	80,135
Eversource Energy	2,170	146,540
Exelon Corp	5,895	224,541
FirstEnergy Corp	3,056	134,220
NextEra Energy Inc	12,241	985,523
NiSource Inc#	2,445	80,832
NRG Energy Inc	1,335	113,488
PG&E Corp	9,918	195,385
Pinnacle West Capital Corp#	669	58,551
PPL Corp	4,645	148,222
Public Service Enterprise Group Inc#	2,948	238,051
Sempra	3,724	306,038
The Southern Co	6,453	557,539
Vistra Corp	1,990	170,006
WEC Energy Group Inc	1,866	173,594

Security Description	Shares	Value

Monolithic Power Systems Inc	267	$249,560
MSCI Inc#	468	271,716
NetApp Inc	1,235	149,089
NVIDIA Corp	145,026	17,311,755
NXP Semiconductors NV	1,526	391,205
ON Semiconductor Corp*	2,548	198,413
Oracle Corp	9,402	1,328,409
Paychex Inc#	1,895	248,624
Paycom Software Inc	305	49,648
PTC Inc*,#	681	121,960
Qorvo Inc*	576	66,753
QUALCOMM Inc	6,501	1,139,625
Roper Technologies Inc	632	350,387
Salesforce Inc	5,757	1,455,945
Seagate Technology Holdings PLC	1,151	114,582
ServiceNow Inc*	1,213	1,037,115
Skyworks Solutions Inc	943	103,343
Super Micro Computer Inc*,#	288	126,058
Synopsys Inc*	899	467,102
Take-Two Interactive Software Inc*	778	125,810
Teradyne Inc	1,007	137,687
Texas Instruments Inc	5,343	1,145,219
Tyler Technologies Inc*	246	144,616
Western Digital Corp*	1,916	125,670
Zebra Technologies Corp*	303	104,650
Total Technology		83,905,980

Utilities (2.43%)
The AES Corp	4,344	74,413

Security Description	Shares	Value

Westlake Corp	1,305	$189,799
Total Basic Materials		4,517,489

Communications (1.31%)
Ciena Corp*	5,727	330,162
Frontier Communications Parent Inc*	9,013	259,574
Iridium Communications Inc	4,878	125,852
The New York Times Co	6,465	355,122
Nexstar Media Group Inc	1,233	210,695
TEGNA Inc	6,884	95,550
Ziff Davis Inc*	1,810	88,455
Total Communications		1,465,410

Consumer, Cyclical (15.39%)
Abercrombie & Fitch Co*	2,020	298,091
Adient PLC*	3,551	80,324
Aramark	10,323	378,131
Autoliv Inc	2,914	298,598

Security Description	Shares	Value

AutoNation Inc*	972	$172,997
BJ’s Wholesale Club Holdings Inc*	5,219	417,311
Boyd Gaming Corp	2,733	164,035
Brunswick Corp	2,652	209,641
Burlington Stores Inc*	2,506	672,209
Capri Holdings Ltd*	4,749	169,634
Carter’s Inc	1,432	94,369
Casey’s General Stores Inc	1,453	526,436
Choice Hotels International Inc#	944	120,445
Churchill Downs Inc	2,644	367,437
Columbia Sportswear Co	1,417	114,394
Core & Main Inc*	6,713	322,425
Crocs Inc*	2,394	349,931
Dick’s Sporting Goods Inc	2,302	545,482
Dolby Laboratories Inc	2,369	169,052
FirstCash Holdings Inc	1,488	178,694
Five Below Inc*	2,166	163,381
Floor & Decor Holdings Inc*	4,237	476,408

S&P MidCap Index FundPortfolio of Investments8/31/24

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Tenet Healthcare Corp*	3,834	$635,831
United Therapeutics Corp*	1,726	627,487
US Foods Holding Corp*	9,041	535,318
Valvoline Inc*	5,131	216,528
WEX Inc*	1,675	319,959
Total Consumer, Non-Cyclical		18,900,251

Energy (4.97%)
Antero Midstream Corp	13,877	206,351
Antero Resources Corp*	11,511	310,682
ChampionX Corp	7,527	234,316
Chesapeake Energy Corp	4,404	328,054
Chord Energy Corp	1,681	249,511
Civitas Resources Inc	3,496	214,410
CNX Resources Corp*	6,184	171,111
DT Midstream Inc	3,811	299,506
HF Sinclair Corp	5,925	291,155
Matador Resources Co	4,626	262,387
Murphy Oil Corp	5,730	213,614
NOV Inc	15,638	277,887
Ovintiv Inc	9,841	421,490
PBF Energy Inc	4,317	147,037
Permian Resources Corp	19,220	273,693
Range Resources Corp	9,524	284,577
Southwestern Energy Co*	43,286	276,165
Texas Pacific Land Corp	728	632,552
Valaris Ltd*	2,554	155,947
Weatherford International PLC	2,892	303,486
Total Energy		5,553,931

Financial (23.66%)
Banks (5.60%)
Associated Banc-Corp	5,947	136,067
Bank OZK	4,230	183,371
Cadence Bank	7,442	240,228
Columbia Banking System Inc	8,498	213,980
Commerce Bancshares Inc	4,660	298,054
Cullen/Frost Bankers Inc	2,522	283,044
East West Bancorp Inc	5,461	459,106
First Financial Bankshares Inc	5,082	185,849
First Horizon Corp	21,964	364,383
FNB Corp	14,620	219,008
Glacier Bancorp Inc	4,483	212,046
Hancock Whitney Corp	3,425	184,025
Home BancShares Inc	7,476	208,132
International Bancshares Corp	2,114	133,563
Old National Bancorp	12,620	250,507
Pinnacle Financial Partners Inc	3,099	308,567
Prosperity Bancshares Inc	3,818	280,928
SouthState Corp	2,990	290,299
Synovus Financial Corp	5,748	265,098
Texas Capital Bancshares Inc*	1,844	123,954
UMB Financial Corp	1,734	179,625
United Bankshares Inc	5,484	213,163
Valley National Bancorp	16,910	146,779
Webster Financial Corp	6,780	321,575

Security Description	Shares	Value

BioMarin Pharmaceutical Inc*,(a)	7,453	$679,788
The Boston Beer Co Inc*	386	104,884
The Brink’s Co	1,780	197,455
Bruker Corp	3,778	253,844
Celsius Holdings Inc*	5,973	227,153
Chemed Corp	601	352,288
Coca-Cola Consolidated Inc	183	245,659
Coty Inc*	14,410	135,166
Cytokinetics Inc*	3,995	228,035
Darling Ingredients Inc*	6,317	263,608
DENTSPLY SIRONA Inc	8,327	210,590
elf Beauty Inc*	2,206	330,437
Encompass Health Corp	4,026	374,619
Enovis Corp*	1,959	91,289
Envista Holdings Corp*	6,819	124,515
Euronet Worldwide Inc*	1,731	186,792
Exelixis Inc*	11,685	304,161
Flowers Foods Inc	7,828	181,923
FTI Consulting Inc*	1,376	314,155
Globus Medical Inc*	3,944	286,729
Graham Holdings Co	147	116,893
Grand Canyon Education Inc*	1,204	174,592
GXO Logistics Inc*	4,721	236,286
H&R Block Inc	5,572	352,763
Haemonetics Corp*	2,069	156,375
Halozyme Therapeutics Inc*	5,121	326,976
HealthEquity Inc*	3,440	273,686
Helen of Troy Ltd*	1,038	55,408
Illumina Inc*	6,253	821,648
Ingredion Inc	2,576	345,983
Insperity Inc	1,414	132,902
Jazz Pharmaceuticals PLC*	2,501	290,066
Lancaster Colony Corp	812	138,657
Lantheus Holdings Inc*	2,790	297,051
LivaNova PLC*	2,214	111,563
ManpowerGroup Inc	1,988	146,953
Masimo Corp*	1,713	201,312
Medpace Holdings Inc*	920	326,848
Morningstar Inc	1,038	325,693
Neogen Corp*	7,793	134,429
Neurocrine Biosciences Inc*	3,978	505,445
Option Care Health Inc*	6,915	221,418
Paylocity Holding Corp*	1,705	275,187
Penumbra Inc*	1,521	307,729
Performance Food Group Co*	6,222	464,410
Perrigo Co PLC	5,389	156,820
Post Holdings Inc*	1,973	228,414
Progyny Inc*	3,648	85,692
R1 RCM Inc*	8,101	114,305
RB Global Inc	7,211	621,083
Repligen Corp*	2,039	307,746
Roivant Sciences Ltd*	13,285	162,476
Sarepta Therapeutics Inc*	3,737	507,410
Service Corp International	5,767	451,383
Sprouts Farmers Market Inc*	3,972	413,287

Security Description	Shares	Value

GameStop Corp*,#	10,814	$253,264
The Gap Inc	8,503	190,722
Gentex Corp	9,140	286,356
The Goodyear Tire & Rubber Co*	12,122	106,916
Harley-Davidson Inc	4,924	184,355
Hilton Grand Vacations Inc*	2,752	106,172
Hyatt Hotels Corp	1,801	273,608
KB Home	2,907	243,345
Lear Corp	2,245	261,879
Light & Wonder Inc*	3,563	391,289
Lithia Motors Inc	1,075	323,661
Macy’s Inc	10,878	169,370
Marriott Vacations Worldwide Corp	1,345	99,530
Mattel Inc*	13,332	253,041
MSC Industrial Direct Co Inc	1,861	153,049
Murphy USA Inc	749	389,203
Ollie’s Bargain Outlet Holdings Inc*	2,413	216,108
Penske Automotive Group Inc	766	130,297
Planet Fitness Inc*	3,481	282,692
Polaris Inc#	2,135	180,728
PVH Corp	2,245	221,559
RH*	623	158,055
The Scotts Miracle-Gro Co	1,649	117,046
Skechers USA Inc*	5,273	361,095
Taylor Morrison Home Corp*	4,251	286,220
Tempur Sealy International Inc	6,815	357,310
Texas Roadhouse Inc	2,647	446,681
Thor Industries Inc	2,172	232,969
TKO Group Holdings Inc	2,130	251,830
Toll Brothers Inc	4,118	593,280
Travel + Leisure Co	2,856	126,407
Vail Resorts Inc	1,501	272,732
Visteon Corp*	1,091	110,442
Warner Music Group Corp	5,578	159,587
Watsco Inc	1,256	597,128
The Wendy’s Co	6,569	111,147
WESCO International Inc	1,740	287,761
Whirlpool Corp#	2,194	220,036
Williams-Sonoma Inc(a)	5,100	685,083
Wingstop Inc	1,154	445,571
Wyndham Hotels & Resorts Inc	3,215	253,021
YETI Holdings Inc*	3,333	134,387
Total Consumer, Cyclical		17,214,357

Consumer, Non-Cyclical (16.90%)
Acadia Healthcare Co Inc*	3,694	302,649
Amedisys Inc*	1,298	127,217
Arrowhead Pharmaceuticals Inc*	4,623	110,166
Avantor Inc*,(a)	26,664	688,998
Avis Budget Group Inc	759	62,230
Azenta Inc*	2,131	105,527
BellRing Brands Inc*	5,120	286,362

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Crown Holdings Inc	4,313	$389,938
Curtiss-Wright Corp	1,520	480,107
Donaldson Co Inc	4,774	347,213
Eagle Materials Inc	1,352	348,478
EMCOR Group Inc(a)	1,837	722,051
EnerSys	1,604	162,533
Esab Corp	2,165	227,260
Exponent Inc	2,021	218,814
Flowserve Corp	5,346	266,658
Fluor Corp*	6,277	314,289
Fortune Brands Innovations Inc	4,909	389,824
GATX Corp	1,417	199,939
Graco Inc	6,687	557,361
Graphic Packaging Holding Co	12,062	361,016
Hexcel Corp	3,262	206,452
ITT Inc	3,282	456,920
Kirby Corp*	2,335	280,013
Knife River Corp*	2,245	177,063
Knight-Swift Transportation Holdings Inc	6,482	339,527
Landstar System Inc	1,428	260,696
Lennox International Inc(a)	1,258	742,459
Lincoln Electric Holdings Inc	2,270	439,495
Littelfuse Inc	972	264,578
Louisiana-Pacific Corp	2,503	242,916
MasTec Inc*	2,462	278,526
MDU Resources Group Inc	8,159	209,605
The Middleby Corp*	2,110	296,708
MSA Safety Inc	1,453	265,361
NEXTracker Inc*	4,845	197,046
Novanta Inc*	1,408	258,058
nVent Electric PLC	6,580	447,177
Oshkosh Corp	2,567	277,005
Owens Corning	3,429	578,575
RBC Bearings Inc*	1,157	344,612
Regal Rexnord Corp	2,620	439,662
Ryder System Inc	1,720	249,813
Saia Inc*	1,051	394,997
Sensata Technologies Holding PLC	5,917	228,100
Silgan Holdings Inc	3,208	167,682
Simpson Manufacturing Co Inc	1,685	308,456
Sonoco Products Co	3,773	213,439
Stericycle Inc*	3,769	223,351
TD SYNNEX Corp	2,068	251,097
Terex Corp	2,660	151,008
Tetra Tech Inc	2,115	502,820
Timken Co/The	2,644	223,497
TopBuild Corp*	1,250	491,275
Toro Co/The	4,127	382,160
Trex Co Inc*	4,370	278,544
UFP Industries Inc	2,424	294,928
Universal Display Corp	1,736	336,298
Valmont Industries Inc	808	230,894
Vishay Intertechnology Inc	5,001	100,770
Vontier Corp	6,288	220,269
Watts Water Technologies Inc	1,115	219,321

Security Description	Shares	Value

Cousins Properties Inc	6,012	$171,402
CubeSmart	8,894	460,976
EastGroup Properties Inc	1,918	357,515
EPR Properties	2,991	141,983
Equity LifeStyle Properties Inc	7,373	536,091
First Industrial Realty Trust Inc	5,194	294,656
Gaming and Leisure Properties Inc	10,657	554,377
Healthcare Realty Trust Inc	15,151	269,688
Independence Realty Trust Inc	8,979	186,584
Jones Lang LaSalle Inc*	1,881	480,088
Kilroy Realty Corp	4,222	153,132
Kite Realty Group Trust	8,754	228,304
Lamar Advertising Co	3,508	441,236
National Storage Affiliates Trust	2,779	129,890
NNN REIT Inc	7,341	344,954
Omega Healthcare Investors Inc	9,699	383,498
Park Hotels & Resorts Inc	8,326	127,221
PotlatchDeltic Corp	3,143	136,595
Rayonier Inc	5,558	171,242
Rexford Industrial Realty Inc	8,587	437,250
Sabra Health Care REIT Inc	9,228	157,245
STAG Industrial Inc	7,147	290,025
Starwood Property Trust Inc	12,124	252,664
Vornado Realty Trust	6,280	215,844
WP Carey Inc	8,651	519,233
		9,096,220
Savings & Loans (0.10%)
New York Community Bancorp Inc	10,544	114,297

Total Financial		26,480,779

Industrial (22.49%)
AAON Inc	2,678	255,776
Acuity Brands Inc	1,213	308,951
Advanced Drainage Systems Inc	2,693	422,155
AECOM	5,382	538,953
AGCO Corp	2,431	221,318
Applied Industrial Technologies Inc	1,515	310,757
AptarGroup Inc	2,601	398,447
Arrow Electronics Inc*	2,104	284,208
Avnet Inc	3,622	199,862
Belden Inc	1,619	173,686
Berry Global Group Inc	4,584	315,654
BWX Technologies Inc	3,614	372,242
Carlisle Cos Inc(a)	1,877	795,473
Chart Industries Inc*	1,710	209,304
Clean Harbors Inc*	1,968	483,931
Cognex Corp	6,765	273,171
Coherent Corp*	5,108	398,169
Comfort Systems USA Inc	1,402	495,635
Crane Co	1,961	310,583

Security Description	Shares	Value

Wintrust Financial Corp	2,495	$271,456
Zions Bancorp NA	5,796	287,250
		6,260,057
Diversified Financial Service (3.45%)
Affiliated Managers Group Inc	1,271	220,938
Ally Financial Inc	10,739	463,817
Evercore Inc	1,401	344,282
Federated Hermes Inc	3,150	108,045
Houlihan Lokey Inc	2,055	321,854
Interactive Brokers Group Inc	4,234	545,720
Janus Henderson Group PLC	5,144	193,466
Jefferies Financial Group Inc	6,706	402,025
SEI Investments Co	3,919	265,042
SLM Corp	8,686	191,613
Stifel Financial Corp	4,021	354,411
Voya Financial Inc	4,027	285,232
The Western Union Co	13,629	166,274
		3,862,719
Insurance (6.08%)
American Financial Group Inc	2,567	343,003
Brighthouse Financial Inc*	2,616	120,074
CNO Financial Group Inc	4,457	155,638
Equitable Holdings Inc	12,218	519,509
Erie Indemnity Co	986	501,115
Essent Group Ltd	4,187	269,182
Fidelity National Financial Inc	10,262	605,048
First American Financial Corp	4,204	268,215
The Hanover Insurance Group Inc	1,458	214,311
Kemper Corp	2,412	150,774
Kinsale Capital Group Inc	878	431,177
MGIC Investment Corp	10,540	268,032
Old Republic International Corp	10,135	363,542
Primerica Inc	1,371	360,888
Reinsurance Group of America Inc	2,582	570,002
RenaissanceRe Holdings Ltd	2,109	537,352
RLI Corp	1,578	243,170
Ryan Specialty Holdings Inc	4,019	259,748
Selective Insurance Group Inc	2,470	224,721
Unum Group	7,113	394,700
		6,800,201
Private Equity (0.31%)
The Carlyle Group Inc	8,654	347,285

Real Estate (8.12%)
Agree Realty Corp	3,940	287,659
American Homes 4 Rent	12,632	502,375
Annaly Capital Management Inc	19,998	403,160
Brixmor Property Group Inc	11,827	323,942
COPT Defense Properties	4,612	137,391

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Total Common Stock (Cost $70,741,022)		111,175,106

United States Treasury Bills (0.54%)
United States Treasury Bill(a) (Cost $598,428)	600,000	598,605

Collateral Received for Securities on Loan (0.52%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.50% (Cost $584,001)		584,001

Total Investments (Cost $71,923,451)(100.45%)		$112,357,712
Liabilities in Excess of Other Assets (-0.45%)		(503,701)
Net Assets (100.00%)		$111,854,011

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2024.

(a)A portion of these securities, a total of $6,485,108, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2024:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
2 / SEP 2024 / Long / CME	$611,500	$619,620	$8,120

Security Description	Shares	Value

Onto Innovation Inc*	1,939	$413,434
Power Integrations Inc	2,316	155,404
Pure Storage Inc*,(a)	11,771	603,735
Qualys Inc*	1,460	182,748
Rambus Inc*	4,380	195,874
Science Applications International Corp	2,054	268,232
Silicon Laboratories Inc*	1,257	148,791
Synaptics Inc*	1,572	127,992
Teradata Corp*	3,808	107,538
Wolfspeed Inc*	5,129	50,008
ZoomInfo Technologies Inc*	11,227	111,035
Total Technology		8,943,844

Utilities (2.63%)
ALLETE Inc	2,297	145,974
Black Hills Corp	2,705	159,920
Essential Utilities Inc	9,878	385,143
IDACORP Inc	2,062	210,138
National Fuel Gas Co	3,694	220,753
New Jersey Resources Corp	3,907	180,933
Northwestern Energy Group Inc	2,451	133,310
OGE Energy Corp	7,872	311,416
ONE Gas Inc	2,220	153,047
Ormat Technologies Inc	2,151	160,314
Portland General Electric Co	4,120	198,213
Southwest Gas Holdings Inc	2,447	177,946
Spire Inc	2,256	148,828
TXNM Energy Inc	3,540	145,069
UGI Corp	8,538	212,682
Total Utilities		2,943,686

Security Description	Shares	Value

Woodward Inc	2,420	$403,293
XPO Inc*	4,599	527,137
Total Industrial		25,155,359

Technology (8.00%)
Allegro MicroSystems Inc*	2,937	72,045
Altair Engineering Inc*	2,281	206,111
Amkor Technology Inc	4,077	134,133
Appfolio Inc*	853	197,887
ASGN Inc*	1,846	177,511
Aspen Technology Inc*	1,093	255,915
Blackbaud Inc*	1,586	132,590
CACI International Inc*	881	430,034
Cirrus Logic Inc*	2,105	306,677
CommVault Systems Inc*	1,726	268,220
Concentrix Corp	1,881	141,508
Crane NXT Co	1,906	111,978
Doximity Inc*	4,829	177,611
Dropbox Inc*	9,533	239,660
Duolingo Inc*	1,458	309,927
Dynatrace Inc*	9,470	479,371
ExlService Holdings Inc*	6,376	232,979
Genpact Ltd	6,546	256,800
IPG Photonics Corp*	674	46,081
KBR Inc	5,362	371,908
Kyndryl Holdings Inc*	9,097	215,508
Lattice Semiconductor Corp*	5,402	255,839
Lumentum Holdings Inc*	2,716	156,469
MACOM Technology Solutions Holdings Inc*	2,174	237,466
Manhattan Associates Inc*	2,437	644,416
Maximus Inc	2,437	224,838
MKS Instruments Inc	2,479	295,571

Security Description	Shares	Value

Common Stock (99.34%)

Basic Materials (4.07%)
AdvanSix Inc	1,501	$44,370
ATI Inc*,(a)	5,178	330,771
Balchem Corp	1,345	238,105
Carpenter Technology Corp(a)	2,057	297,792
Compass Minerals International Inc	1,858	16,406
Hawkins Inc	792	100,323
Haynes International Inc	687	41,316
HB Fuller Co	2,281	195,390
Ingevity Corp*	1,569	62,023
Innospec Inc	1,120	129,091
Kaiser Aluminum Corp	721	53,751
Koppers Holdings Inc	938	37,126
Mativ Holdings Inc	2,389	45,295
Mercer International Inc	2,519	15,114
Minerals Technologies Inc	1,346	103,777

Security Description	Shares	Value

Quaker Chemical Corp	623	$105,455
Rogers Corp*	738	79,158
Sensient Technologies Corp	1,903	148,130
Stepan Co	936	72,662
Sylvamo Corp	1,557	123,143
Total Basic Materials		2,239,198

Communications (3.76%)
A10 Networks Inc	3,081	42,425
AMC Networks Inc*	1,418	13,967
Cable One Inc	191	67,370
Calix Inc*	1,292	48,114
Cargurus Inc*	3,266	94,649
Cars.com Inc*	2,775	49,506
Cogent Communications Holdings Inc	1,853	129,673
Consolidated Communications Holdings Inc*	5,162	23,590
EchoStar Corp*	2,315	42,920

Security Description	Shares	Value

ePlus Inc*	1,113	$106,803
Extreme Networks Inc*	5,839	91,964
Gogo Inc*	2,880	22,954
Harmonic Inc*	5,054	73,030
HealthStream Inc	1,114	32,351
IAC Inc*	3,048	160,873
InterDigital Inc	1,044	144,657
Lumen Technologies Inc*	45,455	238,639
Perficient Inc*	1,461	109,823
Scholastic Corp	1,271	40,519
Shenandoah Telecommunications Co	2,264	34,232
Shutterstock Inc	1,114	39,970
Sprinklr Inc*	2,607	23,385
TechTarget Inc*	1,202	32,033
Telephone and Data Systems Inc	4,590	108,416
Thryv Holdings Inc*	1,075	19,587
TripAdvisor Inc*	5,034	73,043
Viasat Inc*	3,449	54,149

S&P SmallCap Index FundPortfolio of Investments8/31/24

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Alkermes PLC*	7,356	$209,278
AMN Healthcare Services Inc*	1,702	90,257
Amphastar Pharmaceuticals Inc*	1,683	82,029
The Andersons Inc	1,477	75,283
ANI Pharmaceuticals Inc*	753	48,004
Arcus Biosciences Inc*	2,383	40,797
Arlo Technologies Inc*	4,263	50,048
Artivion Inc*	1,816	49,286
Astrana Health Inc*	1,871	89,415
Avanos Medical Inc*	2,108	51,056
B&G Foods Inc	3,466	29,357
BioLife Solutions Inc*	1,847	47,800
Calavo Growers Inc	784	18,048
Cal-Maine Foods Inc	1,700	122,468
Catalyst Pharmaceuticals Inc*	4,666	94,487
Central Garden & Pet Co*	2,238	76,540
Certara Inc*	4,987	61,091
The Chefs’ Warehouse Inc*	1,556	66,643
Collegium Pharmaceutical Inc*	719	27,653
CONMED Corp	1,432	104,851
Corcept Therapeutics Inc*	3,998	141,129
CoreCivic Inc*	5,290	72,896
CorVel Corp*	399	127,971
Cross Country Healthcare Inc*	1,488	22,201
Cytek Biosciences Inc*	4,334	24,877
Deluxe Corp	2,034	41,880
Dynavax Technologies Corp*	5,823	65,334
Edgewell Personal Care Co	2,201	88,524
Embecta Corp	2,581	42,174
The Ensign Group Inc(a)	2,351	355,847
EVERTEC Inc	2,676	91,653
Fortrea Holdings Inc*	3,914	90,257
Fresh Del Monte Produce Inc	1,517	44,357
Fulgent Genetics Inc*	907	20,462
The GEO Group Inc*	5,380	74,621
Glaukos Corp*	2,087	279,428
Green Dot Corp*	2,665	29,768
Grocery Outlet Holding Corp*	4,205	79,643
The Hain Celestial Group Inc*	2,548	20,384
Harmony Biosciences Holdings Inc*	1,410	50,732
Healthcare Services Group Inc*	3,255	35,447
Heidrick & Struggles International Inc	937	36,168
ICU Medical Inc*	854	141,192
Inari Medical Inc*	2,234	96,576
Innoviva Inc*	2,626	50,892
Integer Holdings Corp*	1,396	181,578
Inter Parfums Inc	806	103,845
Ironwood Pharmaceuticals Inc*	6,398	32,374
J & J Snack Foods Corp	695	118,282

Security Description	Shares	Value

M/I Homes Inc*	1,150	$183,276
Madison Square Garden Sports Corp*	693	144,872
MarineMax Inc*	928	29,436
Meritage Homes Corp(a)	1,522	301,463
MillerKnoll Inc	3,310	97,480
Monarch Casino & Resort Inc	588	44,641
Movado Group Inc	729	17,394
National Vision Holdings Inc*	3,715	39,230
Newell Brands Inc	15,586	110,505
Nu Skin Enterprises Inc	2,300	20,539
The ODP Corp*	1,549	47,787
OPENLANE Inc*	4,761	82,508
Oxford Industries Inc	702	61,060
Papa John’s International Inc	1,475	69,871
Patrick Industries Inc	873	112,809
PC Connection Inc	526	38,440
Penn Entertainment Inc*	6,174	114,960
Phinia Inc	1,898	91,028
PriceSmart Inc	1,165	104,361
Resideo Technologies Inc*	6,440	129,830
Rush Enterprises Inc	2,775	146,243
Sabre Corp*	17,097	52,146
Sally Beauty Holdings Inc*	5,018	65,485
ScanSource Inc*	1,162	59,192
Shake Shack Inc*	1,556	154,682
Shoe Carnival Inc	840	33,970
Signet Jewelers Ltd	1,953	164,247
Six Flags Entertainment Corp	2,848	124,685
SkyWest Inc*	1,680	130,267
Sonic Automotive Inc	692	43,139
Sonos Inc*	5,459	66,764
Standard Motor Products Inc	1,022	33,021
Steven Madden Ltd	2,876	129,708
Titan International Inc*	2,356	19,625
Topgolf Callaway Brands Corp*	5,919	59,545
Tri Pointe Homes Inc*	3,969	176,382
UniFirst Corp	680	128,989
Urban Outfitters Inc*	2,495	90,618
VF Corp	14,409	262,388
Victoria’s Secret & Co*	2,043	47,929
Vista Outdoor Inc*	2,704	108,268
Wabash National Corp	2,146	41,761
Winnebago Industries Inc	1,347	80,362
Wolverine World Wide Inc	3,506	48,067
XPEL Inc*	1,041	45,065
Total Consumer, Cyclical		8,516,471

Consumer, Non-Cyclical (17.95%)
ABM Industries Inc	2,771	158,363
AdaptHealth Corp*	3,607	39,641
Addus HomeCare Corp*	755	100,423
Adtalem Global Education Inc*	1,527	115,609
Alarm.com Holdings Inc*	2,085	124,141

Security Description	Shares	Value

Viavi Solutions Inc*	9,811	$84,473
Yelp Inc*	1,856	64,830
Total Communications		2,067,945

Consumer, Cyclical (15.49%)
Academy Sports & Outdoors Inc	3,015	167,272
Advance Auto Parts Inc#	2,605	118,033
Alaska Air Group Inc*	5,287	190,914
Allegiant Travel Co	702	29,540
American Axle & Manufacturing Holdings Inc*	6,241	40,130
American Eagle Outfitters Inc	7,329	150,831
Asbury Automotive Group Inc*	839	206,092
BJ’s Restaurants Inc*	1,046	32,039
Bloomin’ Brands Inc	4,042	70,735
Boot Barn Holdings Inc*	1,335	179,117
Brinker International Inc*	1,829	130,810
The Buckle Inc	1,340	56,146
Caleres Inc	1,555	65,512
Cavco Industries Inc*	348	143,835
Century Communities Inc	1,176	117,682
The Cheesecake Factory Inc	1,939	76,222
Chuy’s Holdings Inc*	764	28,421
Cinemark Holdings Inc*	4,940	135,257
Cracker Barrel Old Country Store Inc	1,039	41,124
Dana Inc	3,349	37,810
Dave & Buster’s Entertainment Inc*	1,417	44,409
Designer Brands Inc	1,884	12,510
Dine Brands Global Inc	700	22,134
Dorman Products Inc*	1,163	131,907
Ethan Allen Interiors Inc	1,064	33,495
Foot Locker Inc	3,814	118,768
Fox Factory Holding Corp*	1,847	74,767
Gentherm Inc*	1,323	66,864
G-III Apparel Group Ltd*	1,895	50,161
GMS Inc*	1,643	142,596
Golden Entertainment Inc	999	32,358
Green Brick Partners Inc*	1,183	93,197
Group 1 Automotive Inc	585	220,405
Guess? Inc#	1,272	26,356
Hanesbrands Inc*	16,301	103,511
HNI Corp	2,169	116,801
Installed Building Products Inc	975	216,752
Interface Inc	2,706	51,089
Jack in the Box Inc	936	46,201
JetBlue Airways Corp*	15,521	78,847
Kohl’s Corp	4,710	91,327
Kontoor Brands Inc	2,204	164,969
La-Z-Boy Inc	2,004	81,302
LCI Industries	1,141	134,455
Leggett & Platt Inc	5,644	71,340
Leslie’s Inc*	8,731	26,368
LGI Homes Inc*	853	92,022

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Cathay General Bancorp	3,273	$143,979
Central Pacific Financial Corp	1,218	33,507
City Holding Co	690	81,931
Comerica Inc(a)	5,539	316,332
Community Financial System Inc	2,405	147,090
Customers Bancorp Inc*	1,375	71,253
CVB Financial Corp	5,531	101,881
Dime Community Bancshares Inc	1,639	42,630
Eagle Bancorp Inc	1,393	30,326
FB Financial Corp	1,636	78,888
First BanCorp/Puerto Rico	7,424	158,725
First Bancorp/Southern Pines NC	1,913	81,264
First Commonwealth Financial Corp	4,755	81,881
First Financial Bancorp	4,148	109,798
First Hawaiian Inc	5,626	136,881
Fulton Financial Corp	7,759	150,137
Hanmi Financial Corp	1,369	27,120
Heritage Financial Corp	1,625	37,115
Hilltop Holdings Inc	2,154	70,759
Hope Bancorp Inc	5,861	74,962
Independent Bank Corp	1,975	125,037
Independent Bank Group Inc	1,672	97,344
Lakeland Financial Corp	1,184	80,690
National Bank Holdings Corp	1,579	69,176
NBT Bancorp Inc	2,075	101,592
OFG Bancorp	2,237	102,880
Park National Corp	601	105,650
Pathward Financial Inc	1,219	83,892
Preferred Bank	622	51,533
Renasant Corp	2,614	91,490
S&T Bancorp Inc	1,780	76,487
Seacoast Banking Corp of Florida	3,573	97,757
ServisFirst Bancshares Inc	2,207	178,899
Simmons First National Corp	5,639	120,787
Southside Bancshares Inc	1,335	45,697
Stellar Bancorp Inc	1,704	46,468
Tompkins Financial Corp	581	35,639
Triumph Financial Inc*	1,008	84,652
TrustCo Bank Corp NY	857	29,858
Trustmark Corp	2,844	94,734
United Community Banks Inc	4,976	151,619
Veritex Holdings Inc	2,529	63,706
Walker & Dunlop Inc	1,407	150,633
Westamerica BanCorp	1,301	67,379
		4,970,982
Diversified Financial Service (4.32%)
Air Lease Corp	4,308	199,331
Artisan Partners Asset Management Inc	2,918	121,360
B Riley Financial Inc#	1,016	4,994
BGC Group Inc	17,051	168,464

Security Description	Shares	Value

Varex Imaging Corp*	2,184	$27,256
Vector Group Ltd	6,172	92,457
Vericel Corp*	2,222	114,766
Verra Mobility Corp*	6,865	189,543
Vestis Corp	6,087	85,644
Viad Corp*	974	33,515
Vir Biotechnology Inc*	4,133	34,139
WD-40 Co	597	156,915
Xencor Inc*	2,742	47,958
Total Consumer, Non-Cyclical		9,853,398

Energy (5.18%)
Alpha Metallurgical Resources Inc	478	114,314
Arch Resources Inc	405	55,254
Archrock Inc	5,711	115,534
Bristow Group Inc*	1,081	43,035
California Resources Corp	2,767	145,184
Comstock Resources Inc#	2,610	27,744
CONSOL Energy Inc	1,104	112,917
Core Laboratories Inc	2,054	40,176
DNOW Inc*	4,687	61,025
Green Plains Inc*	2,907	41,192
Helix Energy Solutions Group Inc*	6,597	74,018
Helmerich & Payne Inc	4,109	134,077
Innovex International Inc*	1,506	24,563
Liberty Energy Inc	6,376	131,282
Magnolia Oil & Gas Corp	7,592	194,431
Nabors Industries Ltd*	420	31,655
Northern Oil & Gas Inc	3,000	119,340
Oceaneering International Inc*	4,440	119,836
Par Pacific Holdings Inc*	2,639	59,219
Patterson-UTI Energy Inc	12,876	118,588
Peabody Energy Corp	4,440	103,940
ProPetro Holding Corp*	3,952	31,379
REX American Resources Corp*	709	32,153
SM Energy Co	4,810	219,480
SolarEdge Technologies Inc*	2,504	60,922
SunCoke Energy Inc	3,900	34,944
Sunrun Inc*	9,499	194,919
Talos Energy Inc*	5,906	67,742
Tidewater Inc*	2,031	180,150
Vital Energy Inc*	645	23,149
Warrior Met Coal Inc	2,163	132,614
Total Energy		2,844,776

Financial (27.62%)
Banks (9.04%)
Ameris Bancorp	2,704	166,648
Atlantic Union Bankshares Corp	3,379	134,079
BancFirst Corp	707	75,225
The Bancorp Inc*	2,417	126,651
Bank of Hawaii Corp	1,656	109,909
BankUnited Inc	3,465	133,160
Banner Corp	1,599	95,252

Security Description	Shares	Value

John B Sanfilippo & Son Inc	404	$38,327
John Wiley & Sons Inc	1,978	95,557
Kelly Services Inc	1,553	32,784
Korn Ferry	2,316	169,184
Krystal Biotech Inc*	1,033	201,559
LeMaitre Vascular Inc	922	83,247
Ligand Pharmaceuticals Inc*	738	78,080
LiveRamp Holdings Inc*	2,748	71,228
Matthews International Corp	1,418	35,918
Merit Medical Systems Inc*	2,423	234,256
MGP Ingredients Inc#	782	70,059
Monro Inc	1,416	38,359
Myriad Genetics Inc*	3,903	110,572
National Beverage Corp#	1,051	47,463
National HealthCare Corp	628	86,118
NeoGenomics Inc*	5,619	92,826
Omnicell Inc*	2,117	94,164
Organon & Co	10,790	241,157
Owens & Minor Inc*	3,656	56,814
Pacira BioSciences Inc*	2,162	33,641
Patterson Cos Inc	3,337	75,049
Payoneer Global Inc*	11,786	87,570
Pediatrix Medical Group Inc*	3,731	40,519
Perdoceo Education Corp	2,959	66,400
Premier Inc	4,348	88,569
Prestige Consumer Healthcare Inc*	2,075	154,878
PROG Holdings Inc	2,082	97,354
Protagonist Therapeutics Inc*	2,437	104,523
Quanex Building Products Corp	1,564	43,213
QuidelOrtho Corp*	2,086	88,134
RadNet Inc*	2,656	176,066
REGENXBIO Inc*	1,997	24,403
Robert Half Inc(a)	4,283	268,416
Select Medical Holdings Corp	4,736	170,828
The Simply Good Foods Co*	3,770	119,094
SpartanNash Co	1,612	35,609
STAAR Surgical Co*	2,199	72,765
Strategic Education Inc	959	92,544
Stride Inc*	1,790	147,389
Supernus Pharmaceuticals Inc*	2,544	89,447
Tandem Diabetes Care Inc*	2,683	116,711
Tootsie Roll Industries Inc	828	24,608
TreeHouse Foods Inc*	1,986	81,605
UFP Technologies Inc*	327	111,582
United Natural Foods Inc*	2,676	40,488
The Universal Corp	1,143	62,065
Upbound Group Inc	1,962	65,335
US Physical Therapy Inc	708	60,605
USANA Health Sciences Inc*	516	21,063

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Sunstone Hotel Investors Inc	9,256	$96,540
Tanger Inc	4,557	138,715
Two Harbors Investment Corp	4,333	61,355
Uniti Group Inc	11,564	50,419
Universal Health Realty Income Trust	572	25,683
Urban Edge Properties	5,186	109,684
Veris Residential Inc	3,614	63,390
Whitestone REIT	2,122	28,477
Xenia Hotels & Resorts Inc	4,938	70,317
		4,868,743
Savings&Loans (1.70%)
Axos Financial Inc*	2,314	160,661
Banc of California Inc	5,416	77,016
Berkshire Hills Bancorp Inc	1,996	54,970
Brookline Bancorp Inc	4,138	42,332
Capitol Federal Financial Inc	5,887	35,381
Northwest Bancshares Inc	5,919	81,978
Pacific Premier Bancorp Inc	4,466	114,776
Provident Financial Services Inc	5,496	104,809
WaFd Inc	3,136	114,997
WSFS Financial Corp	2,736	149,769
		936,689

Total Financial		15,185,868

Industrial (16.44%)
AAR Corp*	1,462	96,170
Advanced Energy Industries Inc	1,643	174,306
AeroVironment Inc*	1,162	236,769
Alamo Group Inc	490	90,846
Albany International Corp	1,405	132,295
American Woodmark Corp*	764	68,462
Apogee Enterprises Inc	1,027	68,583
ArcBest Corp	1,066	113,316
Arcosa Inc	2,022	184,993
Armstrong World Industries Inc	1,819	230,576
Astec Industries Inc	1,002	33,898
AZZ Inc	1,105	91,903
Badger Meter Inc	1,224	253,295
Barnes Group Inc	2,233	89,409
Benchmark Electronics Inc	1,661	70,609
Boise Cascade Co	1,647	223,366
Brady Corp	1,861	137,788
Cactus Inc	2,750	163,680
CTS Corp	1,451	71,462
Dorian LPG Ltd	1,593	62,111
DXP Enterprises Inc*	669	36,795
Dycom Industries Inc*	1,201	211,328
Energizer Holdings Inc	2,942	95,321
Enerpac Tool Group Corp	2,448	100,956
Enpro Inc	921	148,124
Enviri Corp*	4,329	51,732
ESCO Technologies Inc	1,161	139,216
Fabrinet*,(a)	1,490	363,027

Security Description	Shares	Value

Blackstone Mortgage Trust Inc#	7,762	$143,287
Brandywine Realty Trust	8,014	41,913
CareTrust REIT Inc	5,421	161,979
Centerspace	663	49,592
Community Healthcare Trust Inc	1,068	20,004
Cushman & Wakefield PLC*	7,831	101,803
DiamondRock Hospitality Co	9,911	87,118
Douglas Emmett Inc	7,512	120,192
Easterly Government Properties Inc	4,433	58,161
Ellington Financial Inc	3,507	46,117
Elme Communities	3,957	69,881
Essential Properties Realty Trust Inc	6,878	219,477
eXp World Holdings Inc#	894	10,513
Four Corners Property Trust Inc	4,080	115,668
Franklin BSP Realty Trust Inc	3,736	50,884
Getty Realty Corp	2,047	65,054
Global Net Lease Inc	5,985	51,591
Highwoods Properties Inc	4,761	153,399
Hudson Pacific Properties Inc	5,907	30,421
Innovative Industrial Properties Inc	1,178	146,402
JBG SMITH Properties	2,821	49,085
Kennedy-Wilson Holdings Inc	5,517	61,349
KKR Real Estate Finance Trust Inc	2,854	34,048
LTC Properties Inc	1,865	68,501
LXP Industrial Trust	12,297	127,397
The Macerich Co	9,521	152,050
Marcus & Millichap Inc	1,072	42,526
Medical Properties Trust Inc	26,341	118,535
New York Mortgage Trust Inc	5,054	33,710
NexPoint Residential Trust Inc	954	45,124
Outfront Media Inc	6,764	115,326
Pebblebrook Hotel Trust	3,747	49,835
PennyMac Mortgage Investment Trust	4,040	57,408
Phillips Edison & Co Inc	5,085	187,942
Ready Capital Corp	7,374	61,130
Redwood Trust Inc	5,524	41,817
Retail Opportunity Investments Corp	5,867	89,706
Safehold Inc	1,980	49,619
Saul Centers Inc	582	23,757
Service Properties Trust	7,719	36,202
SITE Centers Corp	2,027	122,329
SL Green Realty Corp	2,692	179,395
The St Joe Co	1,658	98,435
Summit Hotel Properties Inc	5,009	34,011

Security Description	Shares	Value

Bread Financial Holdings Inc	2,174	$126,462
Brightsphere Investment Group Inc	1,224	29,853
Cohen & Steers Inc#	1,106	98,832
Encore Capital Group Inc*	1,060	53,085
Enova International Inc*	1,133	97,132
Moelis & Co	3,003	200,570
Mr Cooper Group Inc*	2,695	252,818
Navient Corp	3,942	66,738
Piper Sandler Cos	647	176,437
PJT Partners Inc	917	113,250
PRA Group Inc*	1,730	40,344
Radian Group Inc	6,282	227,094
StepStone Group Inc	2,167	118,535
StoneX Group Inc*	1,249	103,492
Virtu Financial Inc	1,855	56,967
Virtus Investment Partners Inc	314	66,461
WisdomTree Inc	5,142	52,140
		2,374,359
Insurance (3.06%)
Ambac Financial Group Inc*	2,104	24,617
AMERISAFE Inc	845	42,351
Assured Guaranty Ltd	2,141	171,451
Employers Holdings Inc	1,197	57,396
Genworth Financial Inc*	18,306	127,776
Goosehead Insurance Inc*	1,138	95,979
Horace Mann Educators Corp	1,901	67,695
Jackson Financial Inc	2,817	253,445
Lincoln National Corp	7,117	228,456
NMI Holdings Inc*	3,653	150,029
Palomar Holdings Inc*	1,114	110,531
ProAssurance Corp*	2,246	30,096
Safety Insurance Group Inc	688	60,922
SiriusPoint Ltd*	4,628	69,374
Stewart Information Services Corp	1,274	94,161
Trupanion Inc*	1,663	76,049
United Fire Group Inc	1,180	24,155
		1,684,483
Investment Companies (0.64%)
HA Sustainable Infrastructure Capital Inc	4,900	158,662
MARA Holdings Inc*	11,494	191,950
		350,612
Real Estate (8.86%)
Acadia Realty Trust	4,649	104,649
Alexander & Baldwin Inc	3,378	66,851
American Assets Trust Inc	2,372	64,637
Apollo Commercial Real Estate Finance Inc	6,056	64,133
Apple Hospitality REIT Inc	9,587	138,436
Arbor Realty Trust Inc#	7,860	106,896
Armada Hoffler Properties Inc	3,138	38,629
ARMOUR Residential REIT Inc#	843	17,239

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Chesapeake Utilities Corp	1,010	$119,604
Clearway Energy Inc	3,420	99,043
MGE Energy Inc	797	69,104
Middlesex Water Co	802	50,534
Northwest Natural Holding Co	1,712	68,857
Otter Tail Corp	1,734	146,610
SJW Group	1,353	79,813
Unitil Corp	709	42,753
Total Utilities		1,070,358

Total Common Stock (Cost $38,358,497)		54,603,207

United States Treasury Bills (0.54%)
United States Treasury Bill(a) (Cost $299,214)	300,000	299,303

Right (0.00%)
Omniab Inc - 12.5*,(b)	401	—
Omniab Inc - 15*,(b)	401	—
		—

Collateral Received for Securities on Loan (1.03%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.50% (Cost $565,072)		565,072

Total Investments (Cost $39,222,783) (100.92%)		$55,467,582
Liabilities in Excess of Other Assets (-0.92%)		(504,303)
Net Assets (100.00%)		$54,963,279

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2024.

(a)A portion of these securities, a total of $3,295,068, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at August 31, 2024:
Contracts - $50 times premium / delivery month / commitment / exchange
Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / SEP 2024 / Long / CME	$322,195	$333,465	$11,270

Security Description	Shares	Value

Technology (6.89%)
3D Systems Corp*	7,145	$15,290
ACI Worldwide Inc*	4,381	220,627
Adeia Inc	4,991	62,887
Agilysys Inc*	839	94,891
Alpha & Omega Semiconductor Ltd*	996	41,643
Axcelis Technologies Inc*	1,351	147,705
BlackLine Inc*	2,241	111,042
Box Inc*	6,330	206,358
CEVA Inc*	1,061	25,400
Cohu Inc*	1,950	52,475
Corsair Gaming Inc*	2,073	14,449
CSG Systems International Inc	1,322	64,143
Digi International Inc*	1,620	47,725
DigitalOcean Holdings Inc*	1,100	41,173
Diodes Inc*	1,912	133,247
Donnelley Financial Solutions Inc*	1,151	76,726
DoubleVerify Holdings Inc*	6,144	121,037
DXC Technology Co*	7,409	153,144
Envestnet Inc*	2,078	130,395
FormFactor Inc*	3,206	156,357
Insight Enterprises Inc*	1,153	250,282
Kulicke & Soffa Industries Inc	2,305	100,982
MaxLinear Inc*	3,456	52,462
NCR Atleos Corp*	3,115	89,120
NCR Voyix Corp*	6,043	81,520
NetScout Systems Inc*	3,198	68,693
PDF Solutions Inc*	1,379	43,507
Photronics Inc*	2,912	75,304
Pitney Bowes Inc	7,144	50,508
Privia Health Group Inc*	4,783	96,330
Progress Software Corp	1,934	112,462
Schrodinger Inc*	2,104	44,247
Semtech Corp*	2,625	115,028
Simulations Plus Inc	871	31,574
SiTime Corp*	646	93,450
SMART Global Holdings Inc*	2,339	48,464
SPS Commerce Inc*,(a)	1,527	305,003
Ultra Clean Holdings Inc*	1,855	69,934
Veeco Instruments Inc*,#	2,331	82,727
Xerox Holdings Corp	5,265	59,652
Total Technology		3,787,963

Utilities (1.95%)
American States Water Co	1,550	126,201
Avista Corp	3,485	134,660
California Water Service Group	2,407	133,179

Security Description	Shares	Value

Federal Signal Corp	2,549	$240,855
Forward Air Corp	1,195	37,965
Franklin Electric Co Inc	1,644	170,746
Frontdoor Inc*	3,224	155,010
Gates Industrial Corp PLC*	7,814	141,902
Gibraltar Industries Inc*	1,267	88,272
Granite Construction Inc	1,936	145,510
The Greenbrier Cos Inc	1,448	70,156
Griffon Corp	1,684	111,464
Hayward Holdings Inc*	5,871	87,126
Heartland Express Inc	2,065	25,565
Hillenbrand Inc	3,149	103,791
Hub Group Inc	2,810	132,435
Ichor Holdings Ltd*	1,323	41,013
Insteel Industries Inc	905	31,132
Itron Inc*	1,912	195,445
John Bean Technologies Corp	1,313	117,960
Kennametal Inc	3,494	90,390
Knowles Corp*	4,203	77,545
Marten Transport Ltd	2,600	45,370
Masterbrand Inc*	5,903	94,684
Materion Corp	929	107,801
Matson Inc	1,432	198,046
Mercury Systems Inc*	2,501	94,788
Mesa Laboratories Inc	287	38,369
Metallus Inc*	1,730	28,130
Moog Inc	1,198	236,485
Mueller Industries Inc(a)	4,723	343,409
Myers Industries Inc	1,988	30,397
MYR Group Inc*	752	75,802
NV5 Global Inc*	592	56,909
O-I Glass Inc*	7,221	91,634
OSI Systems Inc*	655	98,165
Plexus Corp*	1,137	145,661
Powell Industries Inc	203	33,990
Proto Labs Inc*	1,200	36,696
RXO Inc*	5,000	142,300
Sanmina Corp*	2,303	159,782
Sealed Air Corp	6,041	211,133
SPX Technologies Inc*,(a)	1,920	313,229
Standex International Corp	523	93,434
Sturm Ruger & Co Inc	781	32,896
Tennant Co	869	84,875
Trinity Industries Inc	3,413	112,663
TTM Technologies Inc*	4,195	81,593
Werner Enterprises Inc	2,670	98,683
World Kinect Corp	2,803	80,698
Worthington Enterprises Inc	1,419	64,990
Total Industrial		9,037,230

Shelton Equity Income FundPortfolio of Investments8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Intercontinental Exchange Inc(a)	17,100	$2,762,505
Mastercard Inc(a)	13,500	6,525,090
		20,152,848
Insurance (3.30%)
Berkshire Hathaway Inc*,(a)	28,200	13,420,944
Marsh & McLennan Cos Inc(a)	10,300	2,343,353
The Progressive Corp(a)	15,000	3,783,000
The Travelers Cos Inc(a)	22,600	5,154,382
		24,701,679

Real Estate (2.64%)
American Tower Corp(a)	2,800	627,368
CBRE Group Inc*,(a)	55,100	6,344,214
Digital Realty Trust Inc(a)	7,300	1,106,753
Equinix Inc(a)	1,900	1,585,284
Extra Space Storage Inc(a)	16,100	2,849,700
Iron Mountain Inc(a)	47,000	5,323,220
Prologis Inc(a)	15,000	1,917,300
		19,753,839

Total Financial		99,566,941

Industrial (8.08%)
The Boeing Co*,(a)	10,800	1,876,392
Carrier Global Corp(a)	96,000	6,986,880
Caterpillar Inc(a)	20,200	7,193,220
Deere & Co(a)	6,500	2,507,310
Eaton Corp PLC(a)	9,400	2,885,142
Ingersoll Rand Inc(a)	10,500	960,225
Packaging Corp of America(a)	1,300	272,402
RTX Corp(a)	38,700	4,773,258
Trane Technologies PLC(a)	25,400	9,186,164
Union Pacific Corp(a)	32,600	8,348,534
United Parcel Service Inc(a)	49,500	6,363,225
Waste Management Inc(a)	42,800	9,075,312
Total Industrial		60,428,064

Technology (20.88%)
Accenture PLC(a)	15,700	5,368,615
Adobe Inc*,(a)	6,900	3,963,429
Advanced Micro Devices Inc*,(a)	21,000	3,119,760
Apple Inc(a)	71,200	16,304,800
Broadcom Inc(a)	56,700	9,231,894
Cadence Design Systems Inc*,(a)	22,800	6,131,604
Cognizant Technology Solutions Corp(a)	14,100	1,096,557
Crowdstrike Holdings Inc*,(a)	8,000	2,218,240
Fidelity National Information Services Inc(a)	17,900	1,475,855
Fortinet Inc*,(a)	27,000	2,071,170
Gartner Inc*,(a)	5,300	2,607,388
Hewlett Packard Enterprise Co(a)	135,100	2,616,887
Intel Corp(a)	30,500	672,220

Security Description	Shares	Value

Bristol-Myers Squibb Co(a)	98,100	$4,900,095
Cardinal Health Inc(a)	22,600	2,547,472
Centene Corp*,(a)	42,800	3,373,924
The Coca-Cola Co(a)	50,500	3,659,735
Colgate-Palmolive Co(a)	64,600	6,879,900
Conagra Brands Inc(a)	82,900	2,586,480
Constellation Brands Inc(a)	15,100	3,634,721
CVS Health Corp(a)	48,700	2,787,588
Eli Lilly & Co(a)	12,600	12,096,252
Global Payments Inc(a)	19,500	2,164,695
The Hershey Co(a)	7,800	1,505,868
Humana Inc(a)	4,100	1,453,327
Intuitive Surgical Inc*,(a)	16,600	8,177,658
Johnson & Johnson(a)	34,100	5,655,826
McKesson Corp(a)	4,400	2,468,752
Merck & Co Inc(a)	24,500	2,902,025
Molson Coors Beverage Co(a)	17,200	928,284
Monster Beverage Corp*,(a)	77,900	3,671,427
PayPal Holdings Inc*,(a)	30,100	2,180,143
Pfizer Inc(a)	119,900	3,478,299
The Procter & Gamble Co(a)	64,700	11,098,638
Regeneron Pharmaceuticals Inc*,(a)	5,500	6,515,795
S&P Global Inc(a)	6,800	3,490,032
Thermo Fisher Scientific Inc(a)	1,700	1,045,619
UnitedHealth Group Inc(a)	20,600	12,158,120
Vertex Pharmaceuticals Inc*,(a)	20,000	9,917,800
Total Consumer, Non-Cyclical		137,569,579

Energy (3.54%)
Chevron Corp(a)	37,400	5,533,330
ConocoPhillips(a)	55,800	6,349,482
Devon Energy Corp(a)	78,500	3,515,230
Exxon Mobil Corp(a)	43,500	5,130,390
Marathon Petroleum Corp(a)	6,600	1,168,992
Schlumberger NV(a)	35,700	1,570,443
The Williams Cos Inc(a)	70,000	3,203,900
Total Energy		26,471,767

Financial (13.32%)
Banks (4.68%)
Bank of America Corp(a)	93,400	3,806,050
Citigroup Inc(a)	55,500	3,476,520
The Goldman Sachs Group Inc(a)	11,800	6,020,950
JPMorgan Chase & Co(a)	34,100	7,665,680
Morgan Stanley(a)	3,000	310,830
Truist Financial Corp(a)	121,000	5,379,660
US Bancorp(a)	45,600	2,153,688
Wells Fargo & Co(a)	105,100	6,145,197
		34,958,575
Diversified Financial Service (2.70%)
American Express Co(a)	13,300	3,440,045
The Charles Schwab Corp(a)	67,000	4,361,700
CME Group Inc(a)	14,200	3,063,508

Security Description	Shares	Value

Common Stock (93.47%)

Basic Materials (2.36%)
CF Industries Holdings Inc(a)	57,400	$4,769,366
Dow Inc(a)	34,400	1,843,152
Ecolab Inc(a)	8,800	2,227,984
Linde PLC(a)	15,200	7,269,400
Newmont Corp(a)	29,200	1,558,988
Total Basic Materials		17,668,890

Communications (15.84%)
Alphabet Inc(a)	90,100	14,720,538
Amazon.com Inc*,(a)	74,200	13,244,700
Arista Networks Inc*,(a)	22,800	8,057,064
AT&T Inc(a)	316,900	6,306,310
Booking Holdings Inc(a)	1,500	5,863,845
Cisco Systems Inc(a)	81,200	4,103,848
Comcast Corp(a)	259,400	10,264,458
Corning Inc(a)	162,600	6,804,810
Expedia Group Inc*,(a)	21,100	2,934,799
Meta Platforms Inc(a)	24,300	12,667,833
Netflix Inc*,(a)	21,100	14,798,485
Palo Alto Networks Inc*,(a)	23,800	8,632,736
Uber Technologies Inc*,(a)	29,000	2,120,770
Verizon Communications Inc(a)	47,300	1,976,194
The Walt Disney Co(a)	62,500	5,648,750
Warner Bros Discovery Inc*,(a)	30,191	236,697
Total Communications		118,381,837

Consumer, Cyclical (8.71%)
Amerityre Corp*,#	20,000,000	660,000
AutoZone Inc*,(a)	1,100	3,499,628
Chipotle Mexican Grill Inc*,(a)	155,000	8,692,400
Costco Wholesale Corp(a)	11,000	9,816,180
Domino’s Pizza Inc(a)	7,300	3,023,733
Hilton Worldwide Holdings Inc(a)	24,000	5,271,360
The Home Depot Inc(a)	29,500	10,870,750
Lennar Corp(a)	15,000	2,730,900
Lowe’s Cos Inc(a)	10,000	2,485,000
Marriott International Inc(a)	8,000	1,877,520
NIKE Inc(a)	22,100	1,841,372
PulteGroup Inc(a)	8,300	1,092,695
Starbucks Corp(a)	29,100	2,751,987
Target Corp(a)	12,700	1,950,974
The TJX Cos Inc(a)	15,500	1,817,685
Ulta Beauty Inc*,(a)	10,900	3,845,956
Yum! Brands Inc(a)	21,200	2,860,304
Total Consumer, Cyclical		65,088,444

Consumer, Non-Cyclical (18.40%)
Abbott Laboratories(a)	7,800	883,506
AbbVie Inc(a)	48,500	9,521,035
Amgen Inc(a)	16,100	5,374,663
Biogen Inc*,(a)	2,500	511,900

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Total Common Stock (Cost $654,793,228)		$698,656,565

United States Treasury Bills (7.15%)
United States Treasury Bill (Cost $53,460,285)	53,600,000	53,475,410

Total Investments (Cost $708,253,513) (100.62%)		$752,131,975
Liabilities in Excess of Other Assets (-0.62%)		(4,629,061)
Net Assets (100.00%)		$747,502,914

*Non-income producing security.

#Security is illiquid. Aggregate value of illiquid securities is $660,000.

(a)A portion of these securities, a total of $658,974,418, have been pledged or segregated in connection with obligations for written call options.

Security Description	Shares	Value

Seagate Technology Holdings PLC(a)	4,300	$428,065
ServiceNow Inc*,(a)	8,000	6,840,000
Skyworks Solutions Inc(a)	10,100	1,106,859
Synopsys Inc*,(a)	11,800	6,131,044
Texas Instruments Inc(a)	27,000	5,787,180
Total Technology		156,049,140

Utilities (2.33%)
American Water Works Co Inc(a)	11,700	1,674,504
Constellation Energy Corp(a)	27,700	5,448,590
NextEra Energy Inc(a)	123,000	9,902,730
The Southern Co(a)	4,700	406,080
Total Utilities		17,431,904

Security Description	Shares	Value

International Business Machines Corp(a)	41,700	$8,428,821
Intuit Inc(a)	6,600	4,159,716
Jack Henry & Associates Inc(a)	3,000	519,090
Microchip Technology Inc(a)	5,000	410,800
Microsoft Corp(a)	31,200	13,014,768
MSCI Inc(a)	3,300	1,915,947
NetApp Inc(a)	43,800	5,287,536
NVIDIA Corp(a)	188,900	22,548,995
NXP Semiconductors NV(a)	40,000	10,254,400
ON Semiconductor Corp*,(a)	3,000	233,610
Oracle Corp(a)	30,000	4,238,700
Salesforce Inc(a)	31,100	7,865,190

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	10/18/2024	(78)	$120.00	$936,000	$(5,616)
AbbVie Inc	10/18/2024	(240)	190.00	4,560,000	(202,800)
Accenture PLC	9/20/2024	(40)	340.00	1,360,000	(28,880)
Adobe Inc	9/20/2024	(12)	580.00	696,000	(27,120)
Advanced Micro Devices Inc	9/20/2024	(70)	160.00	1,120,000	(14,140)
Alphabet Inc	9/20/2024	(200)	190.00	3,800,000	(1,000)
Alphabet Inc	9/20/2024	(75)	180.00	1,350,000	(1,125)
Amazon.com Inc	9/20/2024	(80)	190.00	1,520,000	(5,920)
American Express Co	9/20/2024	(50)	260.00	1,300,000	(24,000)
American Tower Corp	10/18/2024	(11)	240.00	264,000	(1,485)
American Water Works Co Inc	9/20/2024	(117)	145.00	1,696,500	(14,625)
Amgen Inc	9/20/2024	(80)	350.00	2,800,000	(10,240)
Apple Inc	9/20/2024	(60)	225.00	1,350,000	(46,200)
Arista Networks Inc	9/20/2024	(197)	320.00	6,304,000	(695,410)
AT&T Inc	9/20/2024	(1,000)	19.00	1,900,000	(102,000)
AutoZone Inc	9/20/2024	(4)	3,100.00	1,240,000	(38,756)
Bank of America Corp	9/20/2024	(934)	44.00	4,109,600	(3,736)
Berkshire Hathaway Inc	9/20/2024	(30)	455.00	1,365,000	(65,400)
Berkshire Hathaway Inc	9/20/2024	(90)	445.00	4,005,000	(264,600)
Biogen Inc	9/20/2024	(25)	210.00	525,000	(6,250)
The Boeing Co	9/20/2024	(18)	190.00	342,000	(1,404)
Booking Holdings Inc	9/20/2024	(3)	4,100.00	1,230,000	(4,680)
Bristol-Myers Squibb Co	11/15/2024	(771)	50.00	3,855,000	(191,208)
Broadcom Inc	9/20/2024	(75)	180.00	1,350,000	(17,550)
Cadence Design Systems Inc	9/20/2024	(120)	300.00	3,600,000	(5,400)
Cardinal Health Inc	10/18/2024	(216)	110.00	2,376,000	(102,600)
Carrier Global Corp	9/20/2024	(250)	72.50	1,812,500	(52,000)
Caterpillar Inc	9/13/2024	(16)	350.00	560,000	(14,400)
CBRE Group Inc	9/20/2024	(100)	120.00	1,200,000	(8,250)
CBRE Group Inc	9/20/2024	(280)	110.00	3,080,000	(191,800)
Centene Corp	9/20/2024	(300)	70.00	2,100,000	(279,600)
CF Industries Holdings Inc	10/18/2024	(240)	85.00	2,040,000	(45,600)
The Charles Schwab Corp	11/15/2024	(670)	67.50	4,522,500	(177,550)
Chevron Corp	9/20/2024	(55)	175.00	962,500	(165)
Chevron Corp	9/20/2024	(137)	160.00	2,192,000	(959)
Chipotle Mexican Grill Inc	9/20/2024	(700)	60.00	4,200,000	(23,800)
Cisco Systems Inc	10/18/2024	(812)	47.50	3,857,000	(280,140)
Citigroup Inc	9/20/2024	(180)	65.00	1,170,000	(8,100)
Citigroup Inc	9/20/2024	(68)	62.50	425,000	(9,996)
CME Group Inc	9/20/2024	(70)	210.00	1,470,000	(43,400)
The Coca-Cola Co	10/18/2024	(200)	72.50	1,450,000	(27,000)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/24

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Cognizant Technology Solutions Corp	10/18/2024	(141)	$77.50	$1,092,750	$(31,725)
Colgate-Palmolive Co	9/20/2024	(100)	105.00	1,050,000	(25,000)
Colgate-Palmolive Co	11/15/2024	(246)	100.00	2,460,000	(201,720)
Comcast Corp	9/20/2024	(1,000)	42.50	4,250,000	(11,000)
Conagra Brands Inc	9/20/2024	(100)	31.00	310,000	(6,300)
ConocoPhillips	10/18/2024	(150)	120.00	1,800,000	(21,300)
Constellation Brands Inc	10/18/2024	(115)	260.00	2,990,000	(12,075)
Constellation Energy Corp	10/18/2024	(50)	220.00	1,100,000	(16,500)
Corning Inc	9/20/2024	(600)	44.00	2,640,000	(12,000)
Costco Wholesale Corp	9/20/2024	(12)	850.00	1,020,000	(52,488)
Costco Wholesale Corp	9/20/2024	(25)	830.00	2,075,000	(164,575)
Crowdstrike Holdings Inc	11/15/2024	(15)	330.00	495,000	(8,175)
CVS Health Corp	10/18/2024	(50)	62.50	312,500	(3,150)
Deere & Co	12/20/2024	(38)	370.00	1,406,000	(121,030)
Devon Energy Corp	10/18/2024	(785)	45.00	3,532,500	(108,330)
Digital Realty Trust Inc	9/20/2024	(20)	155.00	310,000	(2,500)
Domino’s Pizza Inc	9/20/2024	(40)	520.00	2,080,000	(1,200)
Dow Inc	10/18/2024	(120)	57.50	690,000	(2,880)
Eaton Corp PLC	9/20/2024	(20)	310.00	620,000	(12,600)
Ecolab Inc	10/18/2024	(40)	250.00	1,000,000	(30,800)
Eli Lilly & Co	10/18/2024	(14)	960.00	1,344,000	(53,312)
Eli Lilly & Co	9/20/2024	(20)	850.00	1,700,000	(212,400)
Equinix Inc	10/18/2024	(19)	840.00	1,596,000	(42,750)
Expedia Group Inc	9/20/2024	(100)	140.00	1,400,000	(30,500)
Extra Space Storage Inc	9/20/2024	(105)	170.00	1,785,000	(87,150)
Exxon Mobil Corp	10/18/2024	(100)	120.00	1,200,000	(24,600)
Fidelity National Information Services Inc	9/20/2024	(80)	80.00	640,000	(18,240)
Fortinet Inc	12/20/2024	(215)	72.50	1,558,750	(185,115)
Fortinet Inc	9/20/2024	(55)	60.00	330,000	(92,950)
Gartner Inc	9/20/2024	(23)	490.00	1,127,000	(19,090)
Global Payments Inc	10/18/2024	(60)	120.00	720,000	(8,700)
The Goldman Sachs Group Inc	9/20/2024	(20)	530.00	1,060,000	(4,920)
The Hershey Co	11/15/2024	(10)	210.00	210,000	(2,000)
Hewlett Packard Enterprise Co	11/15/2024	(600)	21.00	1,260,000	(45,600)
Hilton Worldwide Holdings Inc	10/18/2024	(157)	230.00	3,611,000	(35,325)
The Home Depot Inc	9/20/2024	(100)	385.00	3,850,000	(12,900)
The Home Depot Inc	9/20/2024	(40)	375.00	1,500,000	(16,200)
Humana Inc	11/15/2024	(5)	400.00	200,000	(3,825)
Ingersoll Rand Inc	9/20/2024	(40)	105.00	420,000	(1,500)
Intel Corp	10/18/2024	(100)	23.00	230,000	(11,300)
Intercontinental Exchange Inc	10/18/2024	(40)	165.00	660,000	(7,400)
International Business Machines Corp	9/20/2024	(70)	195.00	1,365,000	(58,100)
Intuit Inc	9/20/2024	(12)	690.00	828,000	(756)
Intuitive Surgical Inc	9/20/2024	(60)	460.00	2,760,000	(195,600)
Iron Mountain Inc	10/18/2024	(350)	105.00	3,675,000	(327,250)
Iron Mountain Inc	9/20/2024	(80)	105.00	840,000	(68,800)
Jack Henry & Associates Inc	11/15/2024	(30)	175.00	525,000	(19,800)
Johnson & Johnson	11/15/2024	(341)	165.00	5,626,500	(213,125)
JPMorgan Chase & Co	9/20/2024	(200)	215.00	4,300,000	(230,000)
Lennar Corp	9/20/2024	(60)	180.00	1,080,000	(45,600)
Linde PLC	9/20/2024	(55)	465.00	2,557,500	(75,900)
Lowe’s Cos Inc	9/20/2024	(30)	250.00	750,000	(13,200)
Marathon Petroleum Corp	10/18/2024	(66)	185.00	1,221,000	(26,400)
Marriott International Inc	10/18/2024	(20)	240.00	480,000	(9,000)
Marsh & McLennan Cos Inc	9/20/2024	(75)	220.00	1,650,000	(59,250)
Mastercard Inc	9/20/2024	(40)	480.00	1,920,000	(36,480)
McKesson Corp	10/18/2024	(44)	560.00	2,464,000	(69,520)
Merck & Co Inc	9/20/2024	(70)	115.00	805,000	(30,800)
Meta Platforms Inc	9/20/2024	(25)	490.00	1,225,000	(88,825)
Microchip Technology Inc	9/20/2024	(50)	80.00	400,000	(19,500)
Microsoft Corp	9/20/2024	(70)	425.00	2,975,000	(32,340)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/24

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Molson Coors Beverage Co	10/18/2024	(82)	$55.00	$451,000	$(9,840)
Monster Beverage Corp	9/20/2024	(250)	55.00	1,375,000	(1,250)
Morgan Stanley	9/20/2024	(10)	105.00	105,000	(1,460)
MSCI Inc	10/18/2024	(15)	600.00	900,000	(12,975)
NetApp Inc	10/18/2024	(50)	140.00	700,000	(900)
Netflix Inc	9/20/2024	(30)	690.00	2,070,000	(70,350)
Netflix Inc	9/20/2024	(20)	650.00	1,300,000	(109,700)
Newmont Corp	9/20/2024	(292)	50.00	1,460,000	(107,164)
NextEra Energy Inc	9/20/2024	(275)	77.50	2,131,250	(110,000)
NIKE Inc	11/15/2024	(101)	82.50	833,250	(54,540)
NVIDIA Corp	9/20/2024	(330)	120.00	3,960,000	(169,950)
NXP Semiconductors NV	9/20/2024	(60)	290.00	1,740,000	(3,180)
NXP Semiconductors NV	9/20/2024	(70)	260.00	1,820,000	(40,040)
ON Semiconductor Corp	9/20/2024	(30)	75.00	225,000	(13,800)
Oracle Corp	9/20/2024	(100)	145.00	1,450,000	(46,500)
Packaging Corp of America	10/18/2024	(13)	210.00	273,000	(6,630)
Palo Alto Networks Inc	9/20/2024	(40)	330.00	1,320,000	(125,720)
PayPal Holdings Inc	10/18/2024	(50)	70.00	350,000	(22,800)
PayPal Holdings Inc	9/20/2024	(70)	70.00	490,000	(24,150)
Pfizer Inc	9/20/2024	(1,199)	31.00	3,716,900	(8,393)
The Procter & Gamble Co	10/18/2024	(335)	175.00	5,862,500	(85,090)
The Progressive Corp	10/18/2024	(60)	260.00	1,560,000	(31,800)
Prologis Inc	11/15/2024	(30)	125.00	375,000	(18,600)
PulteGroup Inc	9/20/2024	(35)	140.00	490,000	(3,465)
Regeneron Pharmaceuticals Inc	10/18/2024	(15)	1,250.00	1,875,000	(25,275)
RTX Corp	9/20/2024	(200)	110.00	2,200,000	(281,000)
S&P Global Inc	9/20/2024	(20)	510.00	1,020,000	(19,500)
Salesforce Inc	9/20/2024	(60)	280.00	1,680,000	(2,100)
Schlumberger NV	9/20/2024	(100)	47.50	475,000	(1,300)
Seagate Technology Holdings PLC	9/20/2024	(43)	100.00	430,000	(10,965)
ServiceNow Inc	9/20/2024	(15)	830.00	1,245,000	(57,900)
Skyworks Solutions Inc	9/20/2024	(89)	110.00	979,000	(29,370)
The Southern Co	10/18/2024	(47)	87.50	411,250	(6,815)
Starbucks Corp	11/15/2024	(188)	90.00	1,692,000	(152,656)
Synopsys Inc	9/20/2024	(20)	580.00	1,160,000	(1,740)
Target Corp	10/18/2024	(64)	145.00	928,000	(70,208)
Texas Instruments Inc	9/20/2024	(100)	210.00	2,100,000	(78,500)
Thermo Fisher Scientific Inc	9/20/2024	(4)	580.00	232,000	(15,000)
The TJX Cos Inc	9/20/2024	(155)	115.00	1,782,500	(47,275)
Trane Technologies PLC	9/20/2024	(80)	340.00	2,720,000	(192,400)
The Travelers Cos Inc	10/18/2024	(94)	240.00	2,256,000	(17,578)
Truist Financial Corp	9/20/2024	(300)	47.50	1,425,000	(2,850)
Truist Financial Corp	9/20/2024	(475)	42.50	2,018,750	(113,050)
Uber Technologies Inc	9/20/2024	(150)	75.00	1,125,000	(18,000)
Ulta Beauty Inc	10/18/2024	(19)	440.00	836,000	(1,235)
Union Pacific Corp	10/18/2024	(98)	255.00	2,499,000	(70,070)
United Parcel Service Inc	9/20/2024	(200)	165.00	3,300,000	(800)
UnitedHealth Group Inc	9/20/2024	(100)	570.00	5,700,000	(224,200)
US Bancorp	9/20/2024	(456)	45.00	2,052,000	(125,400)
Verizon Communications Inc	9/20/2024	(473)	42.00	1,986,600	(26,015)
Vertex Pharmaceuticals Inc	9/20/2024	(15)	520.00	780,000	(3,060)
Vertex Pharmaceuticals Inc	9/20/2024	(140)	490.00	6,860,000	(205,800)
The Walt Disney Co	10/18/2024	(175)	95.00	1,662,500	(22,575)
Warner Bros Discovery Inc	9/20/2024	(300)	10.00	300,000	(600)
Waste Management Inc	10/18/2024	(150)	220.00	3,300,000	(24,000)
Wells Fargo & Co	10/18/2024	(500)	60.00	3,000,000	(82,500)
The Williams Cos Inc	9/20/2024	(300)	45.00	1,350,000	(30,000)
Yum! Brands Inc	9/20/2024	(100)	140.00	1,400,000	(4,000)
Total Written Call Options				$278,816,600	$(9,468,310)
(Premiums Received $8,577,689)

Nasdaq 100 Index FundPortfolio of Investments8/31/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Applied Materials Inc	101,068	$19,936,674
ARM Holdings PLC*,#	14,283	1,897,925
ASML Holding NV	10,997	9,939,858
Broadcom Inc	565,680	92,104,018
GLOBALFOUNDRIES Inc*,#	66,653	3,111,362
Intel Corp	519,637	11,452,799
KLA Corp	16,270	13,332,126
Lam Research Corp	15,959	13,102,499
Marvell Technology Inc	104,603	7,974,933
Microchip Technology Inc	64,428	5,293,404
Micron Technology Inc	135,172	13,008,953
NVIDIA Corp	1,162,522	138,770,251
NXP Semiconductors NV	30,694	7,868,714
ON Semiconductor Corp*	51,991	4,048,539
QUALCOMM Inc	136,226	23,880,418
Texas Instruments Inc	111,139	23,821,533
		433,079,091
Software (14.62%)
Adobe Inc*	54,685	31,411,611
ANSYS Inc*	10,549	3,390,660
Atlassian Corp*	19,248	3,187,469
Autodesk Inc*	26,039	6,728,478
Cadence Design Systems Inc*	32,886	8,844,032
Datadog Inc*	37,275	4,333,592
Electronic Arts Inc	31,855	4,836,226
Intuit Inc	34,123	21,506,362
Microsoft Corp#	351,252	146,521,259
MongoDB Inc*,#	8,864	2,577,563
Paychex Inc#	43,016	5,643,699
Roper Technologies Inc	12,935	7,171,293
Synopsys Inc*	18,515	9,620,024
Take-Two Interactive Software Inc*	20,711	3,349,176
Workday Inc*	25,619	6,742,665
		265,864,109

Total Technology		890,948,799

Utilities (1.24%)
American Electric Power Co Inc	63,700	6,387,836
Constellation Energy Corp	37,802	7,435,653
Exelon Corp	119,579	4,554,764
Xcel Energy Inc	67,146	4,111,350
Total Utilities		22,489,603

Total Common Stock (Cost $783,513,467)		1,805,885,016

United States Treasury Bills (0.70%)
United States Treasury Bill(a) (Cost $12,766,508)	12,800,000	12,770,247

Security Description	Shares	Value

Cintas Corp	12,261	$9,871,576
Coca-Cola Europacific Partners PLC	55,492	4,466,551
Dexcom Inc*	48,058	3,332,342
GE HealthCare Technologies Inc#	54,687	4,638,551
Gilead Sciences Inc	152,077	12,014,083
IDEXX Laboratories Inc*	9,889	4,759,872
Illumina Inc*	19,808	2,602,771
Intuitive Surgical Inc*	43,297	21,329,401
Keurig Dr Pepper Inc	166,516	6,096,151
The Kraft Heinz Co	146,058	5,174,835
Moderna Inc*	46,312	3,584,549
Mondelez International Inc	162,096	11,640,114
Monster Beverage Corp*	125,887	5,933,054
PayPal Holdings Inc*	128,387	9,299,070
PepsiCo Inc	167,815	29,011,857
Regeneron Pharmaceuticals Inc*	13,095	15,513,516
Verisk Analytics Inc	17,161	4,681,864
Vertex Pharmaceuticals Inc*	31,499	15,620,039
Total Consumer, Non-Cyclical		214,754,098

Energy (0.46%)
Baker Hughes Co	119,100	4,188,747
Diamondback Energy Inc	21,551	4,204,816
Total Energy		8,393,563

Financial (0.21%)
CoStar Group Inc*	49,055	3,791,952

Industrial (1.63%)
CSX Corp	235,321	8,064,451
Honeywell International Inc	79,488	16,526,350
Old Dominion Freight Line Inc	25,986	5,010,101
Total Industrial		29,600,902

Technology (48.99%)
Computers (10.56%)
Apple Inc(a)	724,691	165,954,240
Cognizant Technology Solutions Corp	59,348	4,615,494
Crowdstrike Holdings Inc*	27,875	7,729,180
Fortinet Inc*	90,892	6,972,325
Super Micro Computer Inc*,#	7,112	3,112,922
Zscaler Inc*	18,109	3,621,438
		192,005,599
Semiconductors (23.81%)
Advanced Micro Devices Inc*	197,298	29,310,591
Analog Devices Inc	60,571	14,224,494

Security Description	Shares	Value

Common Stock (99.31%)

Basic Materials (1.54%)
Linde PLC	58,679	$28,063,232

Communications (24.89%)
Advertising (0.31%)
The Trade Desk Inc*	53,608	5,603,644

Internet (20.16%)
Airbnb Inc*	53,353	6,258,840
Alphabet Inc - Class A	277,606	45,355,268
Alphabet Inc - Class C	265,460	43,830,101
Amazon.com Inc*,(a)	491,819	87,789,692
Booking Holdings Inc	4,141	16,188,121
CDW Corp	16,241	3,664,619
DoorDash Inc*	46,124	5,936,620
MercadoLibre Inc*	6,188	12,757,552
Meta Platforms Inc(a)	164,766	85,894,163
Netflix Inc*	52,598	36,889,607
Palo Alto Networks Inc*	39,129	14,192,871
PDD Holdings Inc*,#	81,531	7,835,944
		366,593,398
Media (1.49%)
Charter Communications Inc*,#	17,614	6,121,570
Comcast Corp	474,150	18,762,116
Warner Bros Discovery Inc*,#	285,803	2,240,696
		27,124,382
Telecommunications (2.93%)
Cisco Systems Inc	491,783	24,854,713
T-Mobile US Inc	143,044	28,425,704
		53,280,417

Total Communications		452,601,841

Consumer, Cyclical (8.54%)
Copart Inc*	116,288	6,158,612
Costco Wholesale Corp	54,137	48,310,776
Dollar Tree Inc*	25,788	2,178,828
Fastenal Co	68,044	4,646,044
Lululemon Athletica Inc*	14,459	3,751,677
Marriott International Inc	34,973	8,207,813
O’Reilly Automotive Inc*	7,106	8,029,567
PACCAR Inc	63,340	6,092,041
Ross Stores Inc	40,325	6,073,348
Starbucks Corp	136,881	12,944,836
Tesla Inc*	228,142	48,847,484
Total Consumer, Cyclical		155,241,026

Consumer, Non-Cyclical (11.81%)
Amgen Inc	65,480	21,859,188
AstraZeneca PLC	69,341	6,075,658
Automatic Data Processing Inc	49,460	13,646,509
Biogen Inc*	17,594	3,602,547

Nasdaq 100 Index FundPortfolio of Investments (Continued)8/31/24

See accompanying notes to financial statements.

Futures contracts at August 31, 2024:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
33 / SEP 2024 / Long / CME	$12,775,885	$12,951,180	$175,295

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2024.

(a)A portion of these securities, a total of $119,325,676, have been pledged or segregated in connection with obligations for futures contracts.

Security Description	Shares	Value

Collateral Received for Securities on Loan (1.73%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.50% (Cost $31,514,926)		31,514,926

Total Investments (Cost $827,794,902)(101.74%)		$1,850,170,189
Liabilities in Excess of Other Assets (-1.74%)		(31,630,974)
Net Assets (100.00%)		$1,818,539,215

Shelton Sustainable Equtiy FundPortfolio of Investments8/31/24

Security Description	Shares	Value
Common Stock (97.27%)

Basic Materials (5.84%)
Cabot Corp	18,272	$1,920,570
Centrus Energy Corp*	10,000	396,000
CF Industries Holdings Inc	40,000	3,323,600
The Chemours Co	50,000	972,000
Total Basic Materials		6,612,170

Consumer, Cyclical (9.35%)
Aramark	120,000	4,395,600
H&E Equipment Services Inc	70,000	3,370,500
On Holding AG*	60,000	2,818,800
Total Consumer, Cyclical		10,584,900

Consumer, Non-Cyclical (16.26%)
Bunge Global SA	45,000	4,562,100
Corteva Inc	20,000	1,146,000
Darling Ingredients Inc*	100,000	4,173,000
Dexcom Inc*	8,000	554,720
elf Beauty Inc*	15,000	2,246,850
Moderna Inc*	8,720	674,928
Siemens Healthineers AG (144A)	40,000	2,324,492
Vestis Corp	65,000	914,550
Viatris Inc	150,000	1,812,000
Total Consumer, Non-Cyclical		18,408,640

Energy (10.84%)
Enphase Energy Inc*	33,200	4,018,527

Security Description	Shares	Value
First Solar Inc*	15,322	$3,483,763
Gaztransport Et Technigaz SA	15,000	2,209,881
Green Plains Inc*	120,000	1,700,400
Shoals Technologies Group Inc*	100,000	539,000
SolarEdge Technologies Inc*	13,135	319,575
Total Energy		12,271,146

Financial (5.42%)
HA Sustainable Infrastructure Capital Inc	189,500	6,136,010

Industrial (43.42%)
Accelleron Industries AG	4,875	255,548
Advanced Energy Industries Inc	24,700	2,620,423
AECOM	22,500	2,253,150
Ag Growth International Inc	84,900	3,535,295
Carrier Global Corp	15,000	1,091,700
Clean Harbors Inc*	22,000	5,409,800
Deere & Co	6,000	2,314,440
Energy Recovery Inc*	100,000	1,624,000
EnerSys	5,000	506,650
Gibraltar Industries Inc*	45,000	3,135,150
Johnson Controls International plc	70,000	5,099,500
Net Power Inc*	150,000	1,270,500
Ryerson Holding Corp	46,266	926,245

Security Description	Shares	Value
Schneider Electric SE	10,000	2,538,683
Siemens AG	10,000	$1,877,984
Teledyne Technologies Inc*	9,500	4,111,600
The Timken Co	30,000	2,535,900
Valmont Industries Inc	10,500	3,000,480
Veralto Corp	8,333	936,879
Xylem Inc	30,000	4,125,900
Total Industrial		49,169,827

Technology (0.36%)
Samsara Inc*	10,000	410,700

Utilities (5.79%)
Essential Utilities Inc	40,000	1,559,600
Ormat Technologies Inc	67,000	4,993,510
Total Utilities		6,553,110

Total Common Stock (Cost $102,463,231)		110,146,503

United States Treasury Bills (2.73%)
United States Treasury Bill (Cost $3,091,882)	3,100,000	3,092,794

Total Investments (Cost $105,555,113)(100.00%)		$113,239,297
Liabilities in Excess of Other Assets (0.00%)		(425)
Net Assets (100.00%)		$113,238,872

*Non-income producing security.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2024

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund		S&P Midcap Index Fund
Assets
Investments in securities
Cost of investments	$38,437,017	$14,948,608	$24,533,442	$91,543,142		$71,923,451
Fair value of investments (Note 1)	38,339,094	14,662,147	24,533,442	290,801,554	(a)	112,357,712	(b)
Cash	54,352	12,124	65,317	92,638		69,688
Cash held at broker	—	—	—	—		—
Interest receivable	344,548	101,930	—	—		—
Dividend receivable	—	—	—	323,780		74,840
Variation margin receivable	—	—	—	7,650		4,220
Receivable from investment advisor	—	454	—	—		—
Receivable for fund shares sold	970	6,463	5,061	67,332		1,763
Securities lending income receivable	—	—	—	863		479
Prepaid expenses	6,164	23,534	7,413	30,574		13,520
Total assets	$38,745,128	$14,806,652	$24,611,233	$291,324,391		$112,522,222

Liabilities
Written options, at value (premiums -, -, -, -, -)	—	—	—	—		—
Collateral for securities loaned	—	—	—	10,546,365		584,001
Payable to investment advisor	16,541	6,322	10,522	57,777		36,810
Payable for fund shares purchased	5,541	694	106,878	41,537		1,427
Distributions payable	12,879	1,194	657	—		—
Accrued 12b-1 fees	—	26	—	418		105
Accrued shareholder service fees	—	—	—	357		84
Accrued administration fees	2,303	880	1,463	16,088		6,403
Accrued CCO fees	—	—	—	1,954		260
Accrued custody fees	444	529	856	4,270		1,713
Accrued fund accounting fees	3,913	—	2,919	10,891		7,461
Accrued printing fees	—	—	—	—		—
Accrued state registration fees	5,510	21,942	6,989	5,241		8,276
Accrued transfer agent fees	8,051	9,839	9,103	11,271		8,007
Accrued trustee fees	—	—	—	—		—
Accrued expenses	10,231	—	8,271	20,653		13,664
Total liabilities	65,413	41,426	147,658	10,716,822		668,211

Net assets	$38,679,715	$14,765,226	$24,463,575	$280,607,569		$111,854,011

Net assets at August 31, 2024 consist of
Paid-in capital	$38,867,795	$15,882,421	$24,469,690	$72,610,555		$61,341,755
Distributable earnings/(loss)	(188,080)	(1,117,195)	(6,115)	207,997,014		50,512,256
Total net assets	$38,679,715	$14,765,226	$24,463,575	$280,607,569		$111,854,011

Net assets
Investor Shares	$38,679,715	$14,641,487	$24,463,575	$278,567,357		$111,341,238
K Shares		$123,739		$2,040,212		$512,773
Institutional Shares

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,602,510	1,536,555	24,476,384	3,474,260		4,035,015
K Shares (no par value, unlimited shares authorized)		12,986		25,536		19,466
Institutional Shares (no par value, unlimited shares authorized)

Net asset value per share
Investor Shares	$10.74	$9.53	$1.00	$80.18		$27.59
K Shares		$9.53		$79.90		$26.34
Insitutional Shares

(a)Includes securities on loan of $10,365,083.

(b)Includes securities on loan of $591,715.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2024 (Continued)

	S&P Smallcap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$39,222,783		$708,253,513	$827,794,902		$105,555,113
Fair value of investments (Note 1)	55,467,582	(c)	752,131,975	1,850,170,189	(d)	113,239,297
Cash	54,933		53,366	25,715		87,982
Cash held at broker	—		3,411,900	—		—
Interest receivable	—		—	—		—
Dividend receivable	58,568		985,270	1,059,563		232,497
Variation margin receivable	1,890		—	148,967		—
Receivable from investment advisor	—		—	202,743		—
Receivable for fund shares sold	7,657		1,073,649	542,679		10,372
Securities lending income receivable	627		—	2,285		—
Prepaid expenses	7,084		102,475	77,799		469
Total assets	$55,598,341		$757,758,635	$1,852,229,940		$113,570,617

Liabilities
Written options, at value (premiums -, $8,577,689, -, -)	—		9,468,310	—		—
Collateral for securities loaned	565,072		—	31,514,926		—
Payable to investment advisor	22,494		296,751	375,480		71,117
Payable for fund shares purchased	5,004		350,218	1,035,760		169,169
Distributions payable	—		—	—		—
Accrued 12b-1 fees	151		32	7,506		—
Accrued shareholder service fees	103		17	368,048		21,832
Accrued administration fees	3,130		42,629	104,547		6,601
Accrued CCO fees	—		2,391	18,137		1,219
Accrued custody fees	2,002		2,393	18,803		4,096
Accrued fund accounting fees	6,162		15,798	62,968		11,902
Accrued printing fees	—		—	—		5,794
Accrued state registration fees	7,057		—	—		16,296
Accrued transfer agent fees	7,783		48,000	79,036		8,997
Accrued trustee fees	—		—	195		—
Accrued expenses	16,104		29,182	105,319		14,722
Total liabilities	635,062		10,255,721	33,690,725		331,745

Net assets	$54,963,279		$747,502,914	$1,818,539,215		$113,238,872

Net assets at August 31, 2024 consist of
Paid-in capital	$34,150,059		$694,462,118	$793,813,817		$131,492,095
Distributable earnings/(loss)	20,813,220		53,040,796	1,024,725,398		(18,253,223)
Total net assets	$54,963,279		$747,502,914	$1,818,539,215		$113,238,872

Net assets
Investor Shares	$54,222,940		$747,348,499	$1,745,142,258		$104,186,777
K Shares	$740,339		$154,415	$36,320,871
Institutional Shares				$37,076,086		$9,052,095

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,273,037		42,559,757	44,353,681		3,194,697
K Shares (no par value, unlimited shares authorized)	32,334		9,337	963,887
Institutional Shares (no par value, unlimited shares authorized)				940,097		276,286

Net asset value per share
Investor Shares	$23.86	(e)	$17.56	$39.35		$32.61
K Shares	$22.90		$16.54	$37.68
Insitutional Shares				$39.44		$32.76

(c)Includes securities on loan of $551,586.

(d)Includes securities on loan of $31,485,465.

(e)Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.

See accompanying notes to financial statements.

Statements of Operations For the year ended August 31, 2024

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P Midcap Index Fund
Investment income
Interest income	$1,217,454	$532,564	$1,327,423	$90,672	$33,499
Dividend income (tax withheld: -, -, -, $928, $314, respectively)	—	—	—	3,619,864	1,669,871
Securities lending income	—	—	—	12,012	4,114
Total	1,217,454	532,564	1,327,423	3,722,548	1,707,484

Expenses
Management fees (Note 2)	202,836	71,939	124,067	623,983	427,182
Administration fees (Note 2)	28,707	10,180	17,551	176,366	75,514
Transfer agent fees	13,369	11,616	13,658	31,167	21,022
Accounting services	26,455	20,605	19,121	48,307	34,160
Custodian fees	1,857	1,157	1,957	15,236	10,716
Broker Fees	—	—	—	—	—
Legal and audit fees	20,065	17,798	16,572	44,118	36,396
CCO fees (Note 2)	3,997	1,736	2,274	23,524	10,034
Trustees fees	6,310	6,368	6,043	6,277	6,147
Insurance	1,248	437	666	8,031	3,198
Printing	15,599	15,874	14,646	28,169	23,170
Registration and dues	3,694	7,502	3,723	24,113	11,241
12b-1 fees Class K (Note 2)	—	734	—	5,161	1,404
Shareholder service fees Class K (Note 2)	—	734	—	5,161	1,404
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	42,914	20,381
Total expenses	324,137	166,680	220,278	1,082,527	681,969
Less reimbursement from manager (Note 2)	—	(55,574)	—	—	—
Net expenses	324,137	111,106	220,278	1,082,527	681,969
Net investment income	893,317	421,458	1,107,145	2,640,021	1,025,515

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	70,427	(13,392)	31	17,239,894	10,089,860
Net realized gain/(loss) from futures contracts	—	—	—	196,882	(57,073)
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	847,724	281,636	—	39,535,956	6,453,316
Change in unrealized appreciation/(depreciation) of futures	—	—	—	24,951	2,670
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	918,151	268,244	31	56,997,683	16,488,773
Net increase/(decrease) in net assets resulting from operations	$1,811,468	$689,702	$1,107,176	$59,637,704	$17,514,288

See accompanying notes to financial statements.

Statements of Operations For the year ended August 31, 2024 (Continued)

	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$24,768	$3,012,945	$1,252,393	$121,033
Dividend income (tax withheld: $775, $6,921, $31,809, $77,233, respectively)	852,383	9,143,990	13,451,839	1,961,465
Securities lending income	8,496	—	296,085	—
Total	885,647	12,156,935	15,000,317	2,082,498

Expenses
Management fees (Note 2)	253,912	3,042,740	3,928,312	1,049,202
Administration fees (Note 2)	35,908	438,230	1,109,583	99,154
Transfer agent fees	15,766	204,393	162,954	23,956
Accounting services	35,528	78,147	180,385	29,860
Custodian fees	8,624	27,210	69,294	14,808
Broker Fees	—	216	—	—
Legal and audit fees	35,372	70,102	111,421	36,300
CCO fees (Note 2)	4,972	56,112	150,698	12,539
Trustees fees	6,306	6,149	6,450	6,179
Insurance	1,602	18,243	58,640	3,708
Printing	21,821	164,125	30,122	34,297
Registration and dues	12,138	48,400	77,960	68,945
12b-1 fees Class K (Note 2)	2,597	782	83,959	—
Shareholder service fees Class K (Note 2)	2,597	782	83,959	—
Shareholder service fees Investor Class (Note 2)	—	—	3,799,330	323,606
Licensing fee	17,543	—	214,841	13,888
Total expenses	454,686	4,155,631	10,067,908	1,716,442
Less reimbursement from manager (Note 2)	—	—	(1,933,149)	—
Net expenses	454,686	4,155,631	8,134,759	1,716,442
Net investment income	430,961	8,001,304	6,865,558	366,056

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	4,699,326	55,434,926	54,169,231	9,680,498
Net realized gain/(loss) from futures contracts	120,928	—	3,107,012	—
Net realized gain/(loss) from written options contracts	—	5,917,660	—	—
Change in unrealized appreciation/(depreciation) of investments	2,666,975	47,889,196	308,592,098	(10,163,933)
Change in unrealized appreciation/(depreciation) of futures	10,100	—	(110,395)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	(913,287)	—	—
Net realized and unrealized gain/(loss) on investments	7,497,329	108,328,495	365,757,946	(483,435)
Net increase/(decrease) in net assets resulting from operations	$7,928,290	$116,329,799	$372,623,504	$(117,379)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income/(loss)	$893,317	$984,429	$421,458	$275,671	$1,107,145	$849,875
Net realized gain/(loss) from security transactions and foreign currency	70,427	(39,708)	(13,392)	(693,808)	31	58,265
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	847,724	(545,561)	281,636	228,416	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	1,811,468	399,160	689,702	(189,721)	1,107,176	908,140

Distributions to shareholders
Distributions
Investor shares	(913,877)	(997,532)	(416,691)	(274,619)	(1,107,197)	(912,637)
K shares	—	—	(7,185)	(9,492)	—	—
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,172,253)	(4,026,899)	(212,806)	(606,912)	(409,277)	(6,456,937)
Total increase/(decrease)	(3,274,662)	(4,625,271)	53,020	(1,080,744)	(409,298)	(6,461,434)

Net assets
Beginning of year	41,954,377	46,579,648	14,712,206	15,792,950	24,872,873	31,334,307
End of year	$38,679,715	$41,954,377	$14,765,226	$14,712,206	$24,463,575	$24,872,873

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P Midcap Index Fund		S&P Smallcap Index Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income/(loss)	$2,640,021	$2,800,799	$1,025,515	$1,148,509	$430,961	$553,070
Net realized gain/(loss) from security transactions and foreign currency	17,239,894	7,160,260	10,089,860	5,424,322	4,699,326	1,317,555
Net realized gain/(loss) from futures contracts	196,882	210,702	(57,073)	48,369	120,928	17,631
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	39,535,956	21,355,945	6,453,316	4,057,419	2,666,975	703,019
Change in unrealized appreciation/(depreciation) of futures	24,951	50,750	2,670	30,940	10,100	21,145
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	59,637,704	31,578,456	17,514,288	10,709,559	7,928,290	2,612,420

Distributions to shareholders
Distributions
Investor shares	(18,392,440)	(10,026,468)	(6,157,844)	(9,140,199)	(1,757,977)	(4,996,603)
K shares	(175,595)	(94,123)	(38,281)	(60,038)	(53,696)	(176,479)
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	9,082,407	(1,499,579)	(8,209,632)	(1,990,679)	(3,293,267)	(1,165,248)
Total increase/(decrease)	50,152,076	19,958,286	3,108,531	(481,357)	2,823,350	(3,725,910)

Net assets
Beginning of year	230,455,493	210,497,207	108,745,480	109,226,837	52,139,929	55,865,839
End of year	$280,607,569	$230,455,493	$111,854,011	$108,745,480	$54,963,279	$52,139,929

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income/(loss)	$8,001,304	$6,305,977	$6,865,558	$4,645,236	$366,056	$321,852
Net realized gain/(loss) from security transactions and foreign currency	55,434,926	18,974,188	54,169,231	47,062,503	9,680,498	(18,508,878)
Net realized gain/(loss) from futures contracts	—	—	3,107,012	3,131,838	—	—
Net realized gain/(loss) from written options contracts	5,917,660	12,764,772	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	(13,052)	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	47,889,196	19,089,492	308,592,098	209,863,230	(10,163,933)	(5,512,618)
Change in unrealized appreciation/(depreciation) of futures	—	—	(110,395)	1,118,215	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	(913,287)	(1,281,030)	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	116,329,799	55,840,347	372,623,504	265,821,022	(117,379)	(23,699,644)

Distributions to shareholders
Distributions
Investor shares	(63,462,687)	(38,955,568)	(102,124,713)	(31,496,166)	(292,642)	(695,270)
K shares	(43,674)	(61,931)	(2,358,401)	(803,787)	—	—
Institutional Shares	—	—	(672,203)	(4,663)	(36,916)	(4,404)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	169,934,879	147,071,588	226,595,063	91,874,862	(74,431,391)	(67,152,825)
Total increase/(decrease)	222,758,317	163,894,436	494,063,250	325,391,268	(74,878,328)	(91,552,143)

Net assets
Beginning of year	524,744,597	360,850,161	1,324,475,965	999,084,697	188,117,200	279,669,343
End of year	$747,502,914	$524,744,597	$1,818,539,215	$1,324,475,965	$113,238,872	$188,117,200

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2024

Green California Tax-Free Income Fund	Investor Shares*
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	79,589	$844,748	104,243	$1,102,309
Shares issued in reinvestment of distributions	71,360	754,025	78,624	832,248
Shares repurchased	(542,187)	(5,771,026)	(559,982)	(5,961,456)
Net increase/(decrease)	(391,238)	$(4,172,253)	(377,115)	$(4,026,899)

U.S. Government Securities Fund	Investor Shares*				K Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	493,758	$4,625,636	305,876	$2,918,725	1,497	$13,854	6,646	$63,163
Shares issued in reinvestment of distributions	43,473	403,584	28,081	266,080	780	7,185	1,000	9,492
Shares repurchased	(508,808)	(4,755,724)	(380,894)	(3,626,483)	(53,561)	(507,341)	(24,773)	(237,889)
Net increase/(decrease)	28,423	$273,496	(46,937)	$(441,678)	(51,284)	$(486,302)	(17,127)	$(165,234)

US Treasury Trust Fund	Investor Shares*
	Year Ended August 31, 2024	Year Ended August 31, 2023
	Shares and Value**	Shares and Value**
Shares sold	$26,317,098	$25,808,166
Shares issued in reinvestment of distributions	1,095,811	893,051
Shares repurchased	(27,822,186)	(33,158,154)
Net increase/(decrease)	$(409,277)	$(6,456,937)

S&P 500 Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	310,148	$22,220,188	225,780	$14,190,506	1,095	$76,705	3,647	$228,408
Shares issued in reinvestment of distributions	231,603	15,196,287	135,642	8,397,350	2,700	175,461	1,520	93,979
Shares repurchased	(386,736)	(27,723,731)	(381,374)	(24,088,196)	(12,612)	(862,503)	(5,063)	(321,626)
Net increase/(decrease)	155,015	$9,692,744	(19,952)	$(1,500,340)	(8,817)	$(610,337)	104	$761

S&P MidCap Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	108,378	$2,740,696	122,137	$2,942,471	454	$10,682	1,317	$30,207
Shares issued in reinvestment of distributions	254,118	5,891,135	363,088	8,766,052	1,744	38,218	2,587	59,936
Shares repurchased	(661,502)	(16,590,043)	(568,874)	(13,648,533)	(12,663)	(300,320)	(6,277)	(140,812)
Net increase/(decrease)	(299,006)	$(7,958,212)	(83,649)	$(1,940,010)	(10,465)	$(251,420)	(2,373)	$(50,669)

*The Direct share class was re-named the Investor share class on January 3, 2023.

**Each Share of this fund is worth $1.00

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2024 (Continued)

S&P SmallCap Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	182,954	$3,945,367	152,687	$3,184,200	1,561	$31,967	2,563	$51,543
Shares issued in reinvestment of distributions	84,028	1,689,395	224,686	4,788,470	2,830	53,697	8,596	176,478
Shares repurchased	(365,334)	(7,784,777)	(441,232)	(9,139,749)	(58,167)	(1,228,916)	(11,822)	(226,190)
Net increase/(decrease)	(98,352)	$(2,150,015)	(63,859)	$(1,167,079)	(53,776)	$(1,143,252)	(663)	$1,831

Shelton Equity Income Fund	Investor Shares*				K Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	16,937,375	$281,627,435	13,598,720	$212,349,221	374	$5,731	2,193	$32,551
Shares issued in reinvestment of distributions	3,532,739	57,560,667	2,273,036	34,889,745	2,891	43,674	4,240	61,931
Shares repurchased	(10,267,848)	(168,779,742)	(6,422,864)	(100,114,867)	(34,091)	(522,886)	(9,813)	(146,993)
Net increase/(decrease)	10,202,266	$170,408,360	9,448,892	$147,124,099	(30,826)	$(473,481)	(3,380)	$(52,511)

Nasdaq-100 Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,983,790	$424,507,608	8,621,446	$252,630,019	83,771	$2,840,372	64,892	$1,731,599
Shares issued in reinvestment of distributions	3,005,258	96,952,536	1,146,747	29,884,754	76,514	2,355,465	32,228	803,787
Shares repurchased	(9,064,495)	(322,402,961)	(6,965,265)	(194,001,352)	(192,297)	(6,373,241)	(140,875)	(3,745,589)
Net increase/(decrease)	5,924,553	$199,057,183	2,802,928	$88,513,421	(32,012)	$(1,177,404)	(43,755)	$(1,210,203)

Nasdaq-100 Index Fund	Institutional Shares
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value
	911,867	$33,281,466	161,110	$4,910,544
	20,437	667,391	149	4,663
	(141,960)	(5,233,573)	(11,507)	(343,563)
	790,344	$28,715,284	149,752	$4,571,644

Shelton Sustainable Equity Fund	Investor Shares*				Institutional Shares**
	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	315,984	$9,422,603	1,433,261	$46,385,505	189,768	$5,716,235	484,963	$15,539,364
Shares issued in reinvestment of distributions	8,646	272,009	21,136	652,458	1,128	35,602	142	4,404
Shares repurchased	(2,632,221)	(79,855,316)	(3,945,281)	(127,404,271)	(327,367)	(10,022,524)	(72,348)	(2,330,285)
Net increase/(decrease)	(2,307,591)	$(70,160,704)	(2,490,884)	$(80,366,308)	(136,471)	$(4,270,687)	412,757	$13,213,483

*The Direct share class was re-named the Investor share class on January 3, 2023.

**Class commenced operations on October 10, 2022.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Green California Tax-Free Income Fund Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$10.51	$10.66	$11.65	$11.76	$11.72
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23	0.23	0.21	0.21	0.21
Net gain/(loss) on securities (both realized and unrealized)	0.24	(0.14)	(0.98)	(0.10)	0.06
Total from investment operations	0.47	0.09	(0.77)	0.11	0.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.24)	(0.22)	(0.22)	(0.21)
Distributions from capital gains	—	—	—	—	(0.02)
Total distributions	(0.24)	(0.24)	(0.22)	(0.22)	(0.23)
Net asset value, end of year or period	$10.74	$10.51	$10.66	$11.65	$11.76

Total return	4.53%	0.81%	(6.68)%	0.96%	2.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$38,680	$41,954	$46,580	$56,902	$61,357
Ratio of expenses to average net assets	0.80%	0.70%	0.76%	0.74%	0.75%
Ratio of net investment income/(loss) to average net assets	2.20%	2.18%	1.86%	1.82%	1.82%
Portfolio turnover	19%	26%	15%	7%	9%

(a)Calculated based upon average shares outstanding.

U.S. Government Securities Fund Investor Shares	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$9.36		$9.65		$10.59		$10.94		$10.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.27		0.17		0.11		0.12		0.13
Net gain/(loss) on securities (both realized and unrealized)	0.18		(0.28)		(0.92)		(0.35)		0.37
Total from investment operations	0.45		(0.11)		(0.81)		(0.23)		0.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)		(0.18)		(0.13)		(0.12)		(0.13)
Total distributions	(0.28)		(0.18)		(0.13)		(0.12)		(0.13)
Net asset value, end of year or period	$9.53		$9.36		$9.65		$10.59		$10.94

Total return	4.89%		(1.17)%		(7.72)%		(2.14)%		4.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,641		$14,110		$15,006		$18,846		$22,034
Ratio of expenses to average net assets:
Before expense reimbursements	1.15%		0.87%		1.08%		1.00%		0.93%
After expense reimbursements	0.76	%(b)	0.73	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.56%		1.68%		0.80%		0.84%		1.07%
After expense reimbursements	2.94%		1.81%		1.12%		1.10%		1.25%
Portfolio turnover	21%		46%		9%		15%		10%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

U.S. Government Securities Fund K Shares	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$9.37		$9.67		$10.61		$10.96		$10.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.22		0.12		0.06		0.06		0.08
Net gain/(loss) on securities (both realized and unrealized)	0.18		(0.29)		(0.92)		(0.35)		0.37
Total from investment operations	0.40		(0.17)		(0.86)		(0.29)		0.45
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.13)		(0.08)		(0.06)		(0.08)
Total distributions	(0.24)		(0.13)		(0.08)		(0.06)		(0.08)
Net asset value, end of year or period	$9.53		$9.37		$9.67		$10.61		$10.96

Total return	4.40%		(1.76)%		(8.14)%		(2.61)%		4.28%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$124		$602		$787		$1,385		$1,672
Ratio of expenses to average net assets:
Before expense reimbursements	1.72%		1.38%		1.58%		1.51%		1.44%
After expense reimbursements	1.27	%(b)	1.23	%(b)	1.25	%(b)	1.25	%(b)	1.26	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.94%		1.11%		0.28%		0.33%		0.58%
After expense reimbursements	2.39%		1.25%		0.62%		0.60%		0.76%
Portfolio turnover	21%		46%		9%		15%		10%

(a)Calculated based upon average shares outstanding.

(b)CCO fees are not included in the expense limitation.

The United States Treasury Trust Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04	0.03		—	(b)	—		0.01
Net gain/(loss) on securities (both realized and unrealized)	—	0.01		—		—		—
Total from investment operations	0.04	0.04		—		—		0.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.04)		—		—		(0.01)
Distributions from capital gains	—	—	(b)	—		—		—
Total distributions	(0.04)	(0.04)		—		—		(0.01)
Net asset value, end of year or period	$1.00	$1.00		$1.00		$1.00		$1.00

Total return	4.55%	3.73%		0.20%		0.00%		0.67%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$24,464	$24,873		$31,334		$37,276		$36,917
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%	0.87%		0.81%		0.77%		0.78%
After expense reimbursements	0.89%	0.73	%(c)	0.24	%(c)	0.07	%(c)	0.45	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.46%	3.23%		(0.37)%		(0.70)%		0.35%
After expense reimbursements	4.46%	3.37%		0.19%		0.00%		0.68%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P 500 Index Fund Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$68.72	$62.40	$74.67	$62.19	$56.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.76	0.82	0.73	0.73	0.81
Net gain/(loss) on securities (both realized and unrealized)	16.25	8.51	(8.86)	16.93	10.49
Total from investment operations	17.01	9.33	(8.13)	17.66	11.30
LESS DISTRIBUTIONS
Dividends from net investment income	(0.74)	(0.89)	(0.79)	(0.77)	(0.85)
Distributions from capital gains	(4.81)	(2.12)	(3.35)	(4.41)	(4.26)
Total distributions	(5.55)	(3.01)	(4.14)	(5.18)	(5.11)
Net asset value, end of year or period	$80.18	$68.72	$62.40	$74.67	$62.19

Total return	26.64%	15.54%	(11.54)%	30.46%	21.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$278,567	$228,102	$208,367	$243,580	$196,133
Ratio of expenses to average net assets:	0.43%	0.41%	0.43%	0.43%	0.48%
Ratio of net investment income/(loss) to average net assets	1.06%	1.33%	1.06%	1.09%	1.46%
Portfolio turnover	7%	1%	3%	9%	8%

S&P 500 Index Fund K Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$68.50	$62.20	$74.45	$62.02	$55.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.41	0.51	0.37	0.40	0.53
Net gain/(loss) on securities (both realized and unrealized)	16.20	8.49	(8.83)	16.89	10.47
Total from investment operations	16.61	9.00	(8.46)	17.29	11.00
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.58)	(0.44)	(0.45)	(0.64)
Distributions from capital gains	(4.81)	(2.12)	(3.35)	(4.41)	(4.26)
Total distributions	(5.21)	(2.70)	(3.79)	(4.86)	(4.90)
Net asset value, end of year or period	$79.90	$68.50	$62.20	$74.45	$62.02

Total return	26.02%	14.97%	(11.99)%	29.82%	20.84%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,040	$2,353	$2,130	$3,899	$3,085
Ratio of expenses to average net assets	0.93%	0.91%	0.93%	0.93%	0.98%
Ratio of net investment income/(loss) to average net assets	0.58%	0.83%	0.55%	0.59%	0.96%
Portfolio turnover	7%	1%	3%	9%	8%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P MidCap Index Fund Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$24.93	$24.55	$30.45	$23.07	$23.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.24	0.26	0.24	0.29	0.22
Net gain/(loss) on securities (both realized and unrealized)	3.89	2.22	(3.26)	9.30	0.80
Total from investment operations	4.13	2.48	(3.02)	9.59	1.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.31)	(0.37)	(0.22)	(0.24)
Distributions from capital gains	(1.25)	(1.79)	(2.51)	(1.99)	(1.56)
Total distributions	(1.47)	(2.10)	(2.88)	(2.21)	(1.80)
Net asset value, end of year or period	$27.59	$24.93	$24.55	$30.45	$23.07

Total return	17.73%	10.50%	(10.66)%	44.10%	4.18%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$111,341	$108,031	$108,466	$132,128	$98,496
Ratio of expenses to average net assets	0.64%	0.58%	0.62%	0.62%	0.66%
Ratio of net investment income/(loss) to average net assets	0.96%	1.06%	0.88%	0.99%	0.97%
Portfolio turnover	19%	13%	12%	19%	13%

S&P MidCap Index Fund K Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$23.85	$23.57	$29.32	$22.29	$23.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12	0.13	0.10	0.14	0.11
Net gain/(loss) on securities (both realized and unrealized)	3.71	2.12	(3.12)	8.97	0.50
Total from investment operations	3.83	2.25	(3.02)	9.11	0.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.18)	(0.22)	(0.09)	(0.23)
Distributions from capital gains	(1.25)	(1.79)	(2.51)	(1.99)	(1.56)
Total distributions	(1.34)	(1.97)	(2.73)	(2.08)	(1.79)
Net asset value, end of year or period	$26.34	$23.85	$23.57	$29.32	$22.29

Total return	17.19%	9.88%	(11.05)%	43.33%	2.37%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$513	$714	$761	$1,338	$1,059
Ratio of expenses to average net assets	1.14%	1.08%	1.12%	1.12%	1.16%
Ratio of net investment income/(loss) to average net assets	0.49%	0.68%	0.37%	0.48%	0.49%
Portfolio turnover	19%	13%	12%	19%	13%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P SmallCap Index Fund Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$21.25	$22.18	$27.78	$19.03	$20.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.18	0.22	0.19	0.15	0.12
Net gain/(loss) on securities (both realized and unrealized)	3.20	0.97	(3.29)	9.61	(0.05)
Total from investment operations	3.38	1.19	(3.10)	9.76	0.07
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.26)	(0.25)	(0.12)	(0.15)
Distributions from capital gains	(0.59)	(1.86)	(2.25)	(0.89)	(1.41)
Total distributions	(0.77)	(2.12)	(2.50)	(1.01)	(1.56)
Net asset value, end of year or period	$23.86	$21.25	$22.18	$27.78	$19.03

Total return	16.58%	5.47%	(12.15)%	52.93%	(0.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$54,223	$50,383	$54,011	$64,461	$46,948
Ratio of expenses to average net assets	0.88%	0.72%	0.80%	0.81%	0.83%
Ratio of net investment income/(loss) to average net assets	0.86%	1.06%	0.76%	0.59%	0.60%
Portfolio turnover	26%	12%	14%	14%	20%

S&P SmallCap Index Fund K Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$20.41	$21.37	$26.85	$18.43	$19.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08	0.11	0.06	0.03	0.02
Net gain/(loss) on securities (both realized and unrealized)	3.06	0.94	(3.17)	9.30	(0.05)
Total from investment operations	3.14	1.05	(3.11)	9.33	(0.03)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.15)	(0.12)	(0.02)	(0.09)
Distributions from capital gains	(0.59)	(1.86)	(2.25)	(0.89)	(1.41)
Total distributions	(0.65)	(2.01)	(2.37)	(0.91)	(1.50)
Net asset value, end of year or period	$22.90	$20.41	$21.37	$26.85	$18.43

Total return	16.02%	4.94%	(12.60)%	52.18%	(0.74)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$740	$1,757	$1,854	$3,569	$2,306
Ratio of expenses to average net assets	1.41%	1.22%	1.31%	1.31%	1.33%
Ratio of net investment income/(loss) to average net assets	0.38%	0.56%	0.27%	0.10%	0.12%
Portfolio turnover	26%	12%	14%	14%	20%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Equity Income Fund Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$16.20	$15.72	$19.31	$18.68	$20.05
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.21	0.23	0.16	0.18	0.25
Net gain/(loss) on securities (both realized and unrealized)	2.89	1.77	(1.71)	4.62	1.22
Total from investment operations	3.10	2.00	(1.55)	4.80	1.47
LESS DISTRIBUTIONS
Dividends from net investment income	(1.47)	(1.30)	(1.61)	(1.64)	(1.50)
Distributions from capital gains	(0.27)	(0.22)	(0.43)	(2.53)	(1.34)
Total distributions	(1.74)	(1.52)	(2.04)	(4.17)	(2.84)
Net asset value, end of year or period	$17.56	$16.20	$15.72	$19.31	$18.68

Total return	20.53%	13.65%	(8.72)%	30.38%	7.99%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$747,349	$524,125	$360,196	$226,412	$150,038
Ratio of expenses to average net assets	0.67%	0.69%	0.72%	0.74%	0.84%
Ratio of net investment income/(loss) to average net assets	1.29%	1.51%	0.91%	0.99%	1.33%
Portfolio turnover	74%	79%	49%	108%	113%

Shelton Equity Income Fund K Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$15.42	$15.01	$18.69	$18.21	$19.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13	0.15	0.05	0.09	0.16
Net gain/(loss) on securities (both realized and unrealized)	2.74	1.68	(1.62)	4.48	1.19
Total from investment operations	2.87	1.83	(1.57)	4.57	1.35
LESS DISTRIBUTIONS
Dividends from net investment income	(1.48)	(1.20)	(1.68)	(1.56)	(1.54)
Distributions from capital gains	(0.27)	(0.22)	(0.43)	(2.53)	(1.34)
Total distributions	(1.75)	(1.42)	(2.11)	(4.09)	(2.88)
Net asset value, end of year or period	$16.54	$15.42	$15.01	$18.69	$18.21

Total return	19.97%	13.07%	(9.17)%	29.73%	7.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$154	$619	$654	$1,391	$1,382
Ratio of expenses to average net assets	1.19%	1.19%	1.23%	1.24%	1.34%
Ratio of net investment income/(loss) to average net assets	0.86%	0.99%	0.30%	0.49%	0.85%
Portfolio turnover	74%	79%	49%	108%	113%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Investor Shares	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$33.50		$27.28		$35.45		$27.78		$18.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.16		0.13		0.09		0.07		0.10
Net gain/(loss) on securities (both realized and unrealized)	8.25		6.99		(7.31)		7.98		10.32
Total from investment operations	8.41		7.12		(7.22)		8.05		10.42
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.13)		(0.07)		(0.11)		(0.10)
Distributions from capital gains	(2.40)		(0.77)		(0.88)		(0.27)		(1.32)
Total distributions	(2.56)		(0.90)		(0.95)		(0.38)		(1.42)
Net asset value, end of year or period	$39.35		$33.50		$27.28		$35.45		$27.78

Total return	26.82%		27.05%		(20.95)%		29.31%		58.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,745,142		$1,287,407		$971,812		$1,188,238		$889,163
Ratio of expenses to average net assets:
Before expense reimbursements	0.64%		0.66%		0.63%		0.63%		0.70%
After expense reimbursements	0.51	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.32%		0.30%		0.16%		0.11%		0.27%
After expense reimbursements	0.44%		0.46%		0.29%		0.24%		0.47%
Portfolio turnover	11%		22%		6%		7%		12%

Nasdaq-100 Index Fund K Shares	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net asset value, beginning of year	$32.18		$26.23		$34.21		$26.88		$18.23
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.01		(0.07)		(0.07)		(0.01)
Net gain/(loss) on securities (both realized and unrealized)	7.90		6.73		(7.03)		7.70		10.01
Total from investment operations	7.95		6.74		(7.10)		7.63		10.00
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.02)		—		(0.03)		(0.03)
Distributions from capital gains	(2.40)		(0.77)		(0.88)		(0.27)		(1.32)
Total distributions	(2.45)		(0.79)		(0.88)		(0.30)		(1.35)
Net asset value, end of year or period	$37.68		$32.18		$26.23		$34.21		$26.88

Total return	26.41%		26.56%		(21.36)%		28.66%		58.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$36,321		$32,048		$27,273		$38,457		$31,064
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%		0.91%		1.02%		1.13%		1.20%
After expense reimbursements	0.81	%(b)	0.91	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.07%		0.05%		(0.24)%		(0.38)%		(0.23)%
After expense reimbursements	0.15%		0.05%		(0.22)%		(0.25)%		(0.03)%
Portfolio turnover	11%		22%		6%		7%		12%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Institutional Shares(c)	Year Ended August 31, 2024		Year Ended August 31, 2023		Period Ended August 31, 2022
Net asset value, beginning of year	$33.53		$27.28		$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.24		0.22		0.07
Net gain/(loss) on securities (both realized and unrealized)	8.27		6.93		(2.38)
Total from investment operations	8.51		7.15		(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.13)		(0.02)
Distributions from capital gains	(2.40)		(0.77)		—
Total distributions	(2.60)		(0.90)		(0.02)
Net asset value, end of year or period	$39.44		$33.53		$27.28

Total return	27.14%		27.15%		(7.80	)%(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$37,076		$5,022		$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.38%		0.38%		0.39	%(e)
After expense reimbursements	0.27	%(b)	0.26	%(b)	0.39	)%(b),(e),(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.53%		0.58%		0.49	%(e)
After expense reimbursements	0.65%		0.71%		0.49	%(e)
Portfolio turnover	11%		22%		6%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

(c)Class commenced operations on March 7, 2022.

(d)Not Annualized.

(e)Annualized.

(f)See note 2 for reference to expenses excluded.

Shelton Sustainable Equity Fund Investor Shares	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of year	$31.80	$34.99		$49.07	$29.65	$18.44
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07	0.05		0.37	(0.08)	(0.01)
Net gain/(loss) on securities (both realized and unrealized)(b)	0.80	(3.13)		(12.49)	19.95	11.24
Total from investment operations	0.87	(3.08)		(12.12)	19.87	11.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.11	)(c)	(0.36)	—	(0.02)
Distributions from capital gains	—	—		(1.60)	(0.45)	—
Total distributions	(0.06)	(0.11)		(1.96)	(0.45)	(0.02)
Net asset value, end of year or period	$32.61	$31.80		$34.99	$49.07	$29.65

Total return	2.75%	(8.80)%		(25.52)%	67.36%	60.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$104,187	$174,955		$279,669	$343,542	$91,607
Ratio of expenses to average net assets	1.25%	1.23%		1.16%	1.16%	1.28%
Ratio of net investment income/(loss) to average net assets	0.24%	0.15%		0.94%	(0.35)%	(0.05)%
Portfolio turnover	26%	105%		5%	12%	27%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Sustainable Equity Fund Institutional Shares(d)	Year Ended August 31, 2024	Period Ended August 31, 2023
Net asset value, beginning of year	$31.89	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15	0.12
Net gain/(loss) on securities (both realized and unrealized)(b)	0.81	2.22
Total from investment operations	0.96	2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.09	)(c)
Distributions from capital gains	—	—
Total distributions	(0.09)	(0.09)
Net asset value, end of year or period	$32.76	$31.89

Total return	3.01%	7.90	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,052	$13,162
Ratio of expenses to average net assets:	1.00%	0.97	%(f)
Ratio of net investment income/(loss) to average net assets	0.49%	0.43	%(f)
Portfolio turnover	26%	105%

(a)Calculated based upon average shares outstanding.

(b)Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(c)$0.02 of this distribution was return of capital.

(d)Class commenced operations on October 10, 2022.

(e)Not Annualized.

(f)Annualized.

Shelton FundsNotes to Financial StatementsAugust 31, 2024

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Sustainable Economy, as defined in the Fund’s Prospectus. Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. Shelton Sustainable Equity Fund offers Investor Shares and effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation.When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market. See respective Portfolio of Investments for such concentrations as of year-end.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023), or expected to be taken in the Fund’s 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at August 31, 2024 using a fair value hierarchy:

Green California Tax-Free Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$38,339,094	$—	$38,339,094
Total	$—	$38,339,094	$—	$38,339,094

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$14,662,147	$—	$14,662,147
Total	$—	$14,662,147	$—	$14,662,147

The United States Treasury Trust Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$24,533,442	$—	$24,533,442
Total	$—	$24,533,442	$—	$24,533,442

S&P 500 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$279,656,584	$598,605	$—	$280,255,189
Investments Purchased With Proceeds From Securities Lending	—	—	—	10,546,365
Total	$279,656,584	$598,605	$—	$290,801,554

S&P 500 Index Fund - Future Contracts Assets	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$32,588	$—	$—	$32,588
Total	$32,588	$—	$—	$32,588

S&P MidCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$111,175,106	$598,605	$—	$111,773,711
Investments Purchased With Proceeds From Securities Lending	—	—	—	584,001
Total	$111,175,106	$598,605	$—	$112,357,712

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

S&P MidCap Index Fund - Future Contracts Assets	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$8,120	$—	$—	$8,120
Total	$8,120	$—	$—	$8,120

S&P SmallCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$54,603,207	$299,303	$0	$54,902,510
Investments Purchased With Proceeds From Securities Lending	—	—	—	565,072
Total	$54,603,207	$299,303	$—	$55,467,582

S&P SmallCap Index Fund - Future Contracts Assets	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$11,270	$—	$—	$11,270
Total	$11,270	$—	$—	$11,270

Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$698,656,565	$53,475,410	$—	$752,131,975
Total	$698,656,565	$53,475,410	$—	$752,131,975

Shelton Equity Income Fund - Written Option Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$9,468,310	$—	$—	$9,468,310
Total	$9,468,310	$—	$—	$9,468,310

Nasdaq-100 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,805,885,016	$12,770,247	$—	$1,818,655,263
Investments Purchased With Proceeds From Securities Lending	—	—	—	31,514,926
Total	$1,805,885,016	$12,770,247	$—	$1,850,170,189

Nasdaq-100 Index Fund - Future Contracts Assets	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$175,295	$—	$—	$175,295
Total	$175,295	$—	$—	$175,295

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$110,146,503	$3,092,794	$—	$113,239,297
Total	$110,146,503	$3,092,794	$—	$113,239,297

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 as of year end. See following table for Level 3 reconciliation for Shelton S&P SmallCap Index Fund.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
S&P SmallCap Index Fund
Beginning Balance	$0	*
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0	*

*Includes rights valued at $0 as of August 31, 2023 and 2024.

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of futures contracts and their impact on the financial statements is presented below. See Note 4 for information on the Funds’ use of options contracts.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2024, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 3, 2, 3, and 33, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts at August 31, 2024. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of futures contracts on the Statements of Assets & Liabilities as of August 31, 2024:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$—	$7,650
S&P MidCap Index Fund - Equity contracts	—	4,220
S&P SmallCap Index Fund - Equity contracts	—	1,890
Nasdaq-100 Index Fund - Equity contracts	—	148,967

The effect of futures contracts on the Statements of Operations for the year ended August 31, 2024:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$196,882	$24,951
S&P MidCap Index Fund - Equity contracts	(57,073)	2,670
S&P SmallCap Index Fund - Equity contracts	120,928	10,100
Nasdaq-100 Index Fund - Equity contracts	3,107,012	(110,395)

The previously disclosed derivative instruments outstanding as of August 31, 2024, and their effect on the Statement of Operations for the year ending August 31, 2024, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$1,509,766
S&P MidCap Index Fund - Equity contracts	711,769
S&P SmallCap Index Fund - Equity contracts	485,184
Nasdaq-100 Index Fund - Equity contracts	22,616,991

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund	0.75%	0.75%	0.75%	0.75%

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2025 for U.S Government Securities Fund and for The Nasdaq-100

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed the lesser of the expense cap at the time of waiver or the expense cap in effect at the time of recoupment, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/25
Nasdaq-100 Index Fund*	0.51%	0.76%	0.26%	1/1/25

*Prior to January 1, 2024, the expense limitation was 0.49% for Investor Shares, 0.99% for K Shares, and 0.25% for Institutional Shares.

At August 31, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $5,182,490. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2023, the U.S. Treasury Trust Fund was no longer subject to contractual expense limitations.

Fund	Expires 8/31/25	Expires 8/31/26	Expires 8/31/27	Total
U.S. Government Securities Fund	$58,785	$20,185	$55,574	$134,544
The United States Treasury Trust Fund	94,360	35,013	—	129,373
Nasdaq-100 Index Fund	1,423,929	1,561,495	1,933,149	4,918,573
Total	$1,577,074	$1,616,693	$1,988,723	$5,182,490

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund and Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2024, the following were incurred by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$734	$734	$—
S&P 500 Index Fund	5,161	5,161	—
S&P MidCap Index Fund	1,404	1,404	—
S&P SmallCap Index Fund	2,597	2,597	—
Shelton Equity Income Fund	782	782	—
Nasdaq-100 Index Fund	83,959	83,959	214,841
Sustainable Equity Fund	—	—	13,888

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended August 31, 2024 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$6,635,930	$9,340,794	$6,635,930	$9,340,794
U.S. Government Securities Fund	4,527,798	2,661,932	—	—
S&P 500 Index Fund	18,048,414	24,252,708	18,048,414	24,252,708
S&P MidCap Index Fund	20,597,902	33,079,245	20,597,902	33,079,245
S&P SmallCap Index Fund	12,992,504	17,393,407	12,992,504	17,393,407
Equity Income Fund	554,422,614	424,086,888	554,422,614	424,086,888
Nasdaq-100 Index Fund	308,422,832	173,233,723	308,422,832	172,233,723
Sustainable Equity Fund	35,968,344	110,702,631	35,968,344	110,702,631

NOTE 4 - OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2024, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(9,468,310)

The effect of written options on the Fund’s Statement of Operations for the year ended August 31, 2024, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$5,917,660	$(913,287)

Volume of derivative instruments held by the Funds during the year ended August 31, 2024, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(5,616,760)

NOTE 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$38,437,017	$577,750	$(675,674)	$(97,924)
U.S. Government Securities Fund	14,948,608	40,587	(327,045)	(286,458)
The United States Treasury Trust Fund	24,533,442	—	—	—
S&P 500 Index Fund	91,545,995	203,277,031	(4,013,511)	199,263,520
S&P MidCap Index Fund	71,937,815	45,131,697	(4,711,795)	40,419,902
S&P SmallCap Index Fund	39,291,004	21,346,640	(5,170,064)	16,176,576
Shelton Equity Income Fund	709,306,975	80,162,516	(38,228,134)	41,934,382
Nasdaq-100 Index Fund	829,348,651	1,053,631,151	(32,809,612)	1,020,821,539
Shelton Sustainable Equity Fund	106,663,728	20,270,275	(13,694,600)	6,575,675

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2024, the amounts reclassified were due to prior year REIT true-up, and were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$—	$—
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	1,192	(1,192)
S&P MidCap Index Fund	(18,331)	18,331
S&P SmallCap Index Fund	(9,917)	9,917
Equity Income Fund	(282)	282
Nasdaq-100 Index Fund	—	—
Sustainable Equity Fund	91,283	(91,283)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2024 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(73,026)	$—	$—	$—	$(97,924)	$(17,130)	$(188,080)
U.S. Government Securities Fund	(38,416)	—	11,497	—	(286,458)	(803,818)	(1,117,195)
The United States Treasury Trust	(95,241)	—	89,127	—	—	(1)	(6,115)
S&P 500 Index Fund	—	—	304,796	8,428,698	199,263,520	—	207,997,014
S&P MidCap Index Fund	—	—	1,539,058	8,553,296	40,419,902	—	50,512,256
S&P SmallCap Index Fund	—	—	121,876	4,514,768	16,176,576	—	20,813,220
Equity Income Fund	—	—	12,785,371	—	41,934,382	(1,678,957)	53,040,796
Nasdaq-100 Index Fund	—	—	3,602,641	301,218	1,020,821,539	—	1,024,725,398
Sustainable Equity Fund	—	—	10,728	—	6,575,675	(24,839,626)	(18,253,223)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, and dividend payable. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

During the current year, the California-Tax Free Income Fund deferred $17,130 of post October losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of August 31, 2024, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Sustainable Equity Fund
Long Term with No Expiration	$—	$(758,345)	$(11,295,073)
Short Term with No Expiration	—	(45,473)	(13,544,553)
Total	$—	$(803,818)	$(24,839,626)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2024.	45,139	—	8,680,147

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2024

The tax character of distributions paid during the years ended August 31, 2024 and 2023 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2024	$—	$—	$42,418	$871,459	$913,877
	2023	—	13,922	—	983,610	997,532
U.S. Government Securities Fund	2024	423,876	—	—	—	423,876
	2023	284,110	—	—	—	284,110
The United States Treasury Trust	2024	1,107,197	—	—	—	1,107,197
	2023	912,637	—	—	—	912,637
S&P 500 Index Fund	2024	2,568,035	—	16,000,000	—	18,568,035
	2023	2,925,555	—	7,195,035	—	10,120,590
S&P MidCap Index Fund	2024	919,703	—	5,276,422	—	6,196,125
	2023	1,200,829	—	7,999,407	—	9,200,236
S&P SmallCap Index Fund	2024	411,671	—	1,400,002	—	1,811,673
	2023	553,651	—	4,619,433	—	5,173,084
Shelton Equity Income Fund	2024	58,117,646	—	5,388,715	—	63,506,361
	2023	33,856,072	—	5,161,429	—	39,017,501
Nasdaq-100 Index Fund	2024	26,229,319	—	78,925,998	—	105,155,317
	2023	5,754,615	—	26,550,003	—	32,304,618
Sustainable Equity Fund	2024	329,558	—	—	—	329,558
	2023	574,745	124,929	—	—	699,674

(a)The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the Year ended August 31, 2023.

NOTE 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as a securities lending credit.

As of August 31, 2024, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$10,365,083	$10,546,365
S&P MidCap Index Fund	591,715	584,001
S&P SmallCap Index Fund	551,586	565,072
Nasdaq-100 Index Fund	31,485,465	31,514,926

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

NOTE 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM” or “Shelton Capital”) (the “Shelton Advisory Agreement (Main)”);

•Green California Tax Free Income Fund;

•Nasdaq-100 Index Fund;

•S&P 500 Index Fund;

•S&P MidCap Index Fund;

•S&P SmallCap Index Fund;

•Shelton Equity Income Fund;

•U.S. Government Securities Fund; and

•The United States Treasury Trust;

and

•the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund, and SCM (the “Sustainable Equity Fund Advisory Agreement,” and together with the Shelton Advisory Agreement (Main), the “Advisory Agreements”).

At a meeting held on March 7-8, 2024, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory Agreement for the maximum period allowed under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; compliance; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Shelton Funds Advisory Agreements with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the Shelton Funds Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance; and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; Shelton Capital’s efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the Shelton Funds Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. In assessing performance of the Index Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. The Trustees also considered supplemental peer category performance information provided by the Adviser. Among the factors considered in this regard, were the following for the periods ended December 31, 2023:

•For the Green California Tax-Free Income Fund, it was noted that the Fund was in the second to lowest performing quartile over the 3-year period and the lowest performing quartile over the 1-year, 5-year, and 10-year periods.

•For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year, 3-year, 5-year and 10-year periods.

•For the S&P 500 Index Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period, and the second highest performing quartile over the 1-year, 3-year, and 5-year.

•For the S&P MidCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 3-year and 10-year periods, and the second lowest performing quartile for the 1-year and 5-year periods.

•For the S&P SmallCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period, in the second highest performing quartile over the 3-year period, and in the second lowest performing quartile over the 1-year and 5-year periods.

•For the Shelton Sustainable Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 5-year period, in the second lowest performing quartile over the 10-year period, and in the lowest performing quartile over the 1-year and 3-year periods.

•For the Shelton Equity Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year, 5-year, and 10-year periods and in the second highest performing quartile over the 1-year period.

•For The United States Treasury Trust, it was noted that the Fund’s total return performance continued to increase during the one-year period ended December 31, 2023.

•For the U.S. Government Securities Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year period, the second highest performing quartile over the 5-year period, the second lowest performing quartile over the 10-year period; and the lowest performing quartile over the 1-year period.

The Board ultimately concluded that SCM’s performance records in managing the Funds was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Shelton Funds Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, and The United States Treasury Trust which were higher than their respective peer category medians, and the Shelton Sustainable Equity Fund, which was equal to its peer category median, the maximum management fee charged to each Fund was generally lower than the Funds’ respective peer category medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally higher than the category median for other comparable funds, with the exception of each class of the Nasdaq-100 Fund, the Institutional Class of the Shelton Sustainable Equity Fund, the Investor Classes of the US Government Securities Fund, Shelton Equity Income Fund, Small Cap Index Fund, MidCap Index Fund, and the S&P 500 Index Fund, and Class K of the S&P 500 Fund, which were below their respective category medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to Shelton Capital, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that it has sufficient resources to continue to provide the services that shareholders in the Funds require. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by Shelton Capital to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extend those limits in the future.

The Board also considered whether Shelton Capital receives any material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for Shelton Capital were reasonable and that economies of scale and material indirect benefits, to the extent present with respect to a Fund, were of value to the Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Shelton Funds Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Shelton Funds Advisory Agreement, the Board had received sufficient information to renew and approve the applicable Shelton Funds Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Shelton Funds Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds and that the renewal of each Shelton Funds Advisory Agreement was in the best interests of each Fund and its shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (Continued)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Shelton Funds, comprising Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (the “Funds”), as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended August 31, 2020, were audited by other auditors, whose report dated October 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.
(a)(2)	Not applicable
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	November 6, 2024

By:	/s/ William P. Mock
William P. Mock
Treasurer (Principal Financial Officer)

Date:	November 6, 2024